UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

MFS® Global Equity Fund

LGE-SEM

MFS® Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	3.0%
Bayer AG	2.7%
Visa, Inc., “A”	2.7%
Medtronic PLC	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Honeywell International, Inc.	2.4%
Accenture PLC, “A”	2.4%
Nestle S.A.	2.3%
Comcast Corp., “A”	2.2%
Stryker Corp.	2.2%

Equity sectors
Health Care	18.3%
Consumer Staples	17.6%
Financial Services	13.6%
Leisure	8.5%
Industrial Goods & Services	8.4%
Basic Materials	6.6%
Transportation	6.2%
Technology	6.1%
Special Products & Services	6.1%
Retailing	5.5%
Energy	1.1%
Autos & Housing	0.9%

Issuer country weightings (x)
United States	54.7%
France	9.9%
United Kingdom	8.1%
Switzerland	7.6%
Germany	6.4%
Netherlands	2.4%
Sweden	1.9%
Canada	1.9%
Japan	1.5%
Other Countries	5.6%

Currency exposure weightings (y)
United States Dollar	57.5%
Euro	20.4%
British Pound Sterling	8.1%
Swiss Franc	7.6%
Swedish Krona	1.9%
Japanese Yen	1.5%
South Korean Won	1.0%
Danish Krone	0.7%
Brazilian Real	0.5%
Other Currencies	0.8%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.14%	$1,000.00	$1,016.00	$5.70
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
B	Actual	1.89%	$1,000.00	$1,012.02	$9.43
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
C	Actual	1.89%	$1,000.00	$1,012.04	$9.43
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
I	Actual	0.89%	$1,000.00	$1,017.22	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R1	Actual	1.89%	$1,000.00	$1,012.15	$9.43
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
R2	Actual	1.39%	$1,000.00	$1,014.60	$6.94
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
R3	Actual	1.14%	$1,000.00	$1,015.95	$5.70
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R4	Actual	0.89%	$1,000.00	$1,016.93	$4.45
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R6	Actual	0.80%	$1,000.00	$1,017.61	$4.00
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)
Aerospace - 4.2%
Honeywell International, Inc.	519,547	$75,168,060
MTU Aero Engines AG	132,907	22,869,716
United Technologies Corp.	259,283	31,152,852

		$129,190,628
Airlines - 1.1%
Aena S.A.	164,244	$33,852,705

Alcoholic Beverages - 6.2%
AmBev S.A.	2,433,878	$16,208,716
Carlsberg Group	181,663	20,310,798
Diageo PLC	1,806,603	64,260,511
Heineken N.V.	294,116	30,928,316
Pernod Ricard S.A.	362,849	60,183,115

		$191,891,456
Apparel Manufacturers - 4.2%
Burberry Group PLC	799,470	$20,044,565
Compagnie Financiere Richemont S.A.	347,139	32,966,835
LVMH Moet Hennessy Louis Vuitton S.A. (l)	218,992	76,226,283

		$129,237,683
Automotive - 0.9%
Aptiv PLC	200,571	$16,964,295
Harley-Davidson, Inc.	269,293	11,076,021

		$28,040,316
Broadcasting - 3.9%
Omnicom Group, Inc.	223,420	$16,457,117
Walt Disney Co.	550,995	55,281,328
WPP Group PLC	2,835,831	48,567,088

		$120,305,533
Brokerage & Asset Managers - 1.1%
Deutsche Boerse AG	101,135	$13,607,426
Franklin Resources, Inc.	601,807	20,244,788

		$33,852,214

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 6.1%
Accenture PLC, “A”	496,589	$75,084,257
Adecco S.A.	287,205	19,009,407
Brenntag AG	234,034	13,392,593
Cognizant Technology Solutions Corp., “A”	388,135	31,757,206
Compass Group PLC	1,519,188	32,626,871
PayPal Holdings, Inc. (a)	222,569	16,605,873

		$188,476,207
Cable TV - 2.2%
Comcast Corp., “A”	2,177,162	$68,341,115

Chemicals - 2.4%
3M Co.	235,800	$45,837,162
Monsanto Co.	220,407	27,632,426

		$73,469,588
Computer Software - 2.4%
Check Point Software Technologies Ltd. (a)	321,496	$31,027,579
Oracle Corp.	966,165	44,124,755

		$75,152,334
Consumer Products - 6.4%
Colgate-Palmolive Co.	467,750	$30,511,333
Coty, Inc., “A”	2,538,152	44,036,937
Essity AB	2,343,679	59,330,683
Reckitt Benckiser Group PLC	839,670	65,913,619

		$199,792,572
Electrical Equipment - 3.3%
Amphenol Corp., “A”	191,934	$16,066,795
Legrand S.A.	356,664	27,659,368
Schneider Electric S.A.	529,503	47,829,933
W.W. Grainger, Inc.	38,625	10,867,144

		$102,423,240
Electronics - 2.0%
Hoya Corp.	334,000	$17,856,687
Microchip Technology, Inc.	158,473	13,257,851
Samsung Electronics Co. Ltd.	12,786	31,683,700

		$62,798,238
Entertainment - 1.3%
Time Warner, Inc.	411,231	$38,984,699

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 4.9%
Danone S.A.	699,435	$56,388,000
Kellogg Co.	450,601	26,540,399
Nestle S.A.	914,996	70,737,470

		$153,665,869
Gaming & Lodging - 0.5%
Sands China Ltd.	1,214,000	$7,005,308
Wynn Resorts Ltd.	49,018	9,126,661

		$16,131,969
Insurance - 0.6%
Aon PLC	136,145	$19,396,578

Internet - 0.9%
eBay, Inc. (a)	701,258	$26,563,653

Machinery & Tools - 0.9%
Kubota Corp.	1,730,600	$29,278,675

Major Banks - 6.0%
Bank of New York Mellon Corp.	978,685	$53,348,119
Goldman Sachs Group, Inc.	128,193	30,552,238
State Street Corp.	626,051	62,467,369
UBS Group AG	2,422,645	40,703,929

		$187,071,655
Medical Equipment - 13.0%
Abbott Laboratories	691,582	$40,201,662
Cooper Cos., Inc.	142,888	32,679,914
Medtronic PLC	957,091	76,691,702
Sonova Holding AG	65,221	10,779,088
Stryker Corp.	398,561	67,524,205
Thermo Fisher Scientific, Inc.	442,993	93,183,577
Waters Corp. (a)	136,353	25,690,269
Zimmer Biomet Holdings, Inc.	496,037	57,128,581

		$403,878,998
Network & Telecom - 0.8%
Cisco Systems, Inc.	580,519	$25,711,187

Oil Services - 1.1%
National Oilwell Varco, Inc.	229,308	$8,867,340
NOW, Inc. (a)	133,916	1,624,401

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - continued
Schlumberger Ltd.	342,991	$23,515,463

		$34,007,204
Other Banks & Diversified Financials - 5.8%
American Express Co.	467,645	$46,179,944
Erste Group Bank AG	313,517	15,316,626
Grupo Financiero Banorte S.A. de C.V.	1,580,917	9,891,905
Julius Baer Group Ltd.	300,384	17,832,762
Kasikornbank PLC	1,084,880	6,888,748
Visa, Inc., “A”	663,372	84,168,639

		$180,278,624
Pharmaceuticals - 5.3%
Bayer AG	708,600	$84,826,231
Johnson & Johnson	92,569	11,709,053
Merck KGaA	242,594	23,754,692
Roche Holding AG	201,238	44,647,018

		$164,936,994
Railroad & Shipping - 3.4%
Canadian National Railway Co.	754,049	$58,272,907
Kansas City Southern Co.	448,081	47,778,877

		$106,051,784
Restaurants - 0.6%
Whitbread PLC	330,108	$19,455,419

Specialty Chemicals - 4.3%
Akzo Nobel N.V. (l)	491,221	$44,219,077
L’Air Liquide S.A.	250,396	32,532,391
Linde AG	184,832	41,080,535
Praxair, Inc.	94,183	14,364,791

		$132,196,794
Specialty Stores - 1.4%
AutoZone, Inc. (a)	24,517	$15,311,357
Hermes International	12,069	7,797,972
Sally Beauty Holdings, Inc. (a)	583,115	10,082,058
Urban Outfitters, Inc. (a)	234,321	9,436,107

		$42,627,494
Trucking - 1.7%
United Parcel Service, Inc., “B”	475,179	$53,932,816
Total Common Stocks (Identified Cost, $2,065,442,461)		$3,070,994,241

9

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.9%
Issuer	Shares/Par	Value ($)
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $26,706,103)	26,708,774	$26,706,103

Collateral for Securities Loaned - 3.6%
JPMorgan U.S. Government Money Market Fund, 1.62% (j) (Identified Cost, $111,191,361)	111,191,361	$111,191,361

Other Assets, Less Liabilities - (3.4)%		(104,920,725)
Net Assets - 100.0%		$3,103,970,980

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $26,706,103 and $3,182,185,602, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $106,050,981 of securities on loan (identified cost, $2,176,633,822)	$3,182,185,602
Investments in affiliated issuers, at value (identified cost, $26,706,103)	26,706,103
Foreign currency, at value (identified cost, $110,058)	110,058
Receivables for
Investments sold	3,253,686
Fund shares sold	4,723,314
Interest and dividends	8,520,392
Other assets	9,445
Total assets	$3,225,508,600
Liabilities
Payables for
Investments purchased	$2,699,304
Fund shares reacquired	6,211,163
Collateral for securities loaned, at value	111,191,361
Payable to affiliates
Investment adviser	262,376
Shareholder servicing costs	832,725
Distribution and service fees	46,996
Payable for independent Trustees’ compensation	9,593
Deferred country tax expense payable	147,096
Accrued expenses and other liabilities	137,006
Total liabilities	$121,537,620
Net assets	$3,103,970,980
Net assets consist of
Paid-in capital	$2,029,215,932
Unrealized appreciation (depreciation) (net of $147,096 deferred country tax)	1,005,372,284
Accumulated net realized gain (loss)	54,538,783
Undistributed net investment income	14,843,981
Net assets	$3,103,970,980
Shares of beneficial interest outstanding	71,749,352

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$725,449,848	16,887,661	$42.96
Class B	27,435,230	692,237	39.63
Class C	165,100,768	4,354,609	37.91
Class I	1,045,043,435	23,713,658	44.07
Class R1	3,380,927	87,235	38.76
Class R2	47,747,370	1,144,189	41.73
Class R3	101,888,833	2,388,043	42.67
Class R4	143,221,102	3,323,451	43.09
Class R6	844,703,467	19,158,269	44.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $45.58 [100 / 94.25 x $42.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$36,200,804
Dividends from affiliated issuers	219,011
Income on securities loaned	99,762
Foreign taxes withheld	(2,430,653)
Total investment income	$34,088,924
Expenses
Management fee	$12,480,542
Distribution and service fees	2,224,193
Shareholder servicing costs	1,205,938
Administrative services fee	250,783
Independent Trustees’ compensation	20,588
Custodian fee	190,667
Shareholder communications	66,700
Audit and tax fees	35,555
Legal fees	16,609
Miscellaneous	151,928
Total expenses	$16,643,503
Fees paid indirectly	(33)
Reduction of expenses by investment adviser and distributor	(166,147)
Net expenses	$16,477,323
Net investment income (loss)	$17,611,601
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $25,428 country tax)	$66,121,126
Affiliated issuers	(1,251)
Foreign currency	102,431
Net realized gain (loss)	$66,222,306
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $121,546 decrease in deferred country tax)	$(23,607,728)
Affiliated issuers	(1,599)
Translation of assets and liabilities in foreign currencies	(28,022)
Net unrealized gain (loss)	$(23,637,349)
Net realized and unrealized gain (loss)	$42,584,957
Change in net assets from operations	$60,196,558

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$17,611,601	$24,508,697
Net realized gain (loss)	66,222,306	70,298,740
Net unrealized gain (loss)	(23,637,349)	491,348,211
Change in net assets from operations	$60,196,558	$586,155,648
Distributions declared to shareholders
From net investment income	$(26,725,167)	$(18,050,023)
From net realized gain	(66,348,147)	(20,174,613)
Total distributions declared to shareholders	$(93,073,314)	$(38,224,636)
Change in net assets from fund share transactions	$(187,707,120)	$383,351,814
Total change in net assets	$(220,583,876)	$931,282,826
Net assets
At beginning of period	3,324,554,856	2,393,272,030
At end of period (including undistributed net investment income of $14,843,981 and $23,957,547, respectively)	$3,103,970,980	$3,324,554,856

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$43.43		$36.00		$36.22	$35.45	$33.74	$26.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.27	(c)	$0.26	$0.30	$0.26	$0.22
Net realized and unrealized gain (loss)	0.48		7.66		0.16	1.07	1.90	7.40
Total from investment operations	$0.69		$7.93		$0.42	$1.37	$2.16	$7.62
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.21)		$(0.26)	$(0.26)	$(0.13)	$(0.27)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.16)		$(0.50)		$(0.64)	$(0.60)	$(0.45)	$(0.34)
Net asset value, end of period (x)	$42.96		$43.43		$36.00	$36.22	$35.45	$33.74
Total return (%) (r)(s)(t)(x)	1.60	(n)	22.28	(c)	1.26	3.94	6.50	29.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	(c)	1.22	1.23	1.23	1.29
Expenses after expense reductions (f)	1.14	(a)	1.16	(c)	1.21	1.22	1.22	1.29
Net investment income (loss)	0.96	(a)(l)	0.68	(c)	0.74	0.84	0.75	0.71
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$725,450		$703,516		$655,756	$677,704	$592,610	$512,447

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class B			10/31/17		10/31/16	10/31/15	10/31/14		10/31/13
	(unaudited)
Net asset value, beginning of period	$40.03		$33.26		$33.51	$32.84	$31.40		$24.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.01)
Net realized and unrealized gain (loss)	0.44		7.08		0.16	1.00	1.76		6.92
Total from investment operations	$0.48		$7.06		$0.15	$1.03	$1.76		$6.91
Less distributions declared to shareholders
From net investment income	$(0.01)		$—		$(0.02)	$(0.02)	$—		$(0.08)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)		(0.07)
Total distributions declared to shareholders	$(0.88)		$(0.29)		$(0.40)	$(0.36)	$(0.32)		$(0.15)
Net asset value, end of period (x)	$39.63		$40.03		$33.26	$33.51	$32.84		$31.40
Total return (%) (r)(s)(t)(x)	1.20	(n)	21.37	(c)	0.50	3.17	5.68		28.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92	(c)	1.97	1.98	1.98		2.04
Expenses after expense reductions (f)	1.89	(a)	1.91	(c)	1.96	1.97	1.98		2.04
Net investment income (loss)	0.18	(a)(l)	(0.04	)(c)	(0.03)	0.09	(0.01)		(0.02)
Portfolio turnover	5	(n)	10		8	8	11		11
Net assets at end of period (000 omitted)	$27,435		$29,043		$25,664	$27,384	$26,118		$24,395

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class C			10/31/17		10/31/16	10/31/15	10/31/14		10/31/13
	(unaudited)
Net asset value, beginning of period	$38.35		$31.88		$32.19	$31.60	$30.22		$23.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.02)
Net realized and unrealized gain (loss)	0.42		6.78		0.15	0.95	1.70		6.66
Total from investment operations	$0.46		$6.76		$0.14	$0.98	$1.70		$6.64
Less distributions declared to shareholders
From net investment income	$(0.03)		$—		$(0.07)	$(0.05)	$—		$(0.10)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)		(0.07)
Total distributions declared to shareholders	$(0.90)		$(0.29)		$(0.45)	$(0.39)	$(0.32)		$(0.17)
Net asset value, end of period (x)	$37.91		$38.35		$31.88	$32.19	$31.60		$30.22
Total return (%) (r)(s)(t)(x)	1.20	(n)	21.36	(c)	0.48	3.17	5.70		28.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92	(c)	1.97	1.98	1.98		2.04
Expenses after expense reductions (f)	1.89	(a)	1.91	(c)	1.96	1.97	1.98		2.04
Net investment income (loss)	0.19	(a)(l)	(0.05	)(c)	(0.03)	0.08	(0.00)		(0.06)
Portfolio turnover	5	(n)	10		8	8	11		11
Net assets at end of period (000 omitted)	$165,101		$180,446		$156,837	$140,018	$111,902		$74,448

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$44.58		$36.94		$37.14	$36.34	$34.56	$27.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.41	(c)	$0.34	$0.41	$0.35	$0.30
Net realized and unrealized gain (loss)	0.48		7.83		0.19	1.07	1.95	7.58
Total from investment operations	$0.75		$8.24		$0.53	$1.48	$2.30	$7.88
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.31)		$(0.35)	$(0.34)	$(0.20)	$(0.34)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.26)		$(0.60)		$(0.73)	$(0.68)	$(0.52)	$(0.41)
Net asset value, end of period (x)	$44.07		$44.58		$36.94	$37.14	$36.34	$34.56
Total return (%) (r)(s)(t)(x)	1.70	(n)	22.60	(c)	1.52	4.17	6.77	29.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	(c)	0.97	0.98	0.98	1.04
Expenses after expense reductions (f)	0.89	(a)	0.91	(c)	0.96	0.97	0.98	1.04
Net investment income (loss)	1.20	(a)(l)	1.01	(c)	0.93	1.11	0.99	0.98
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$1,045,043		$1,070,007		$793,470	$671,087	$681,259	$638,111

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R1			10/31/17		10/31/16	10/31/15	10/31/14		10/31/13
	(unaudited)
Net asset value, beginning of period	$39.18		$32.56		$32.80	$32.17	$30.76		$24.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02	)(c)	$(0.01)	$0.03	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.44		6.93		0.16	0.97	1.73		6.76
Total from investment operations	$0.48		$6.91		$0.15	$1.00	$1.73		$6.76
Less distributions declared to shareholders
From net investment income	$(0.03)		$—		$(0.01)	$(0.03)	$—		$(0.06)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)		(0.07)
Total distributions declared to shareholders	$(0.90)		$(0.29)		$(0.39)	$(0.37)	$(0.32)		$(0.13)
Net asset value, end of period (x)	$38.76		$39.18		$32.56	$32.80	$32.17		$30.76
Total return (%) (r)(s)(t)(x)	1.22	(n)	21.37	(c)	0.51	3.14	5.70		28.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92	(c)	1.97	1.98	1.98		2.04
Expenses after expense reductions (f)	1.89	(a)	1.91	(c)	1.96	1.97	1.98		2.04
Net investment income (loss)	0.19	(a)(l)	(0.05	)(c)	(0.03)	0.10	(0.01)		(0.01)
Portfolio turnover	5	(n)	10		8	8	11		11
Net assets at end of period (000 omitted)	$3,381		$3,411		$3,442	$3,546	$3,776		$3,718

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R2			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$42.16		$34.96		$35.19	$34.45	$32.81	$25.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.18	(c)	$0.16	$0.21	$0.17	$0.14
Net realized and unrealized gain (loss)	0.47		7.43		0.16	1.03	1.85	7.21
Total from investment operations	$0.61		$7.61		$0.32	$1.24	$2.02	$7.35
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.12)		$(0.17)	$(0.16)	$(0.06)	$(0.23)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.04)		$(0.41)		$(0.55)	$(0.50)	$(0.38)	$(0.30)
Net asset value, end of period (x)	$41.73		$42.16		$34.96	$35.19	$34.45	$32.81
Total return (%) (r)(s)(t)(x)	1.46	(n)	21.97	(c)	0.99	3.67	6.24	28.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.42	(c)	1.47	1.48	1.48	1.54
Expenses after expense reductions (f)	1.39	(a)	1.41	(c)	1.46	1.47	1.48	1.54
Net investment income (loss)	0.68	(a)(l)	0.45	(c)	0.47	0.59	0.49	0.48
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$47,747		$52,489		$49,546	$56,978	$57,258	$54,726

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R3			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$43.14		$35.76		$35.98	$35.23	$33.55	$26.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.28	(c)	$0.26	$0.30	$0.26	$0.21
Net realized and unrealized gain (loss)	0.49		7.60		0.16	1.05	1.88	7.37
Total from investment operations	$0.69		$7.88		$0.42	$1.35	$2.14	$7.58
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.21)		$(0.26)	$(0.26)	$(0.14)	$(0.28)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.16)		$(0.50)		$(0.64)	$(0.60)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$42.67		$43.14		$35.76	$35.98	$35.23	$33.55
Total return (%) (r)(s)(t)(x)	1.60	(n)	22.29	(c)	1.25	3.93	6.49	29.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	(c)	1.22	1.23	1.23	1.29
Expenses after expense reductions (f)	1.14	(a)	1.16	(c)	1.21	1.22	1.23	1.29
Net investment income (loss)	0.93	(a)(l)	0.70	(c)	0.74	0.84	0.74	0.67
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$101,889		$108,852		$98,106	$105,192	$90,864	$62,218

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R4			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$43.62		$36.15		$36.37	$35.59	$33.87	$26.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.38	(c)	$0.35	$0.40	$0.35	$0.31
Net realized and unrealized gain (loss)	0.48		7.68		0.16	1.06	1.89	7.42
Total from investment operations	$0.74		$8.06		$0.51	$1.46	$2.24	$7.73
Less distributions declared to shareholders
From net investment income	$(0.40)		$(0.30)		$(0.35)	$(0.34)	$(0.20)	$(0.34)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.27)		$(0.59)		$(0.73)	$(0.68)	$(0.52)	$(0.41)
Net asset value, end of period (x)	$43.09		$43.62		$36.15	$36.37	$35.59	$33.87
Total return (%) (r)(s)(t)(x)	1.69	(n)	22.61	(c)	1.50	4.20	6.74	29.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	(c)	0.97	0.98	0.98	1.04
Expenses after expense reductions (f)	0.89	(a)	0.91	(c)	0.96	0.97	0.98	1.04
Net investment income (loss)	1.20	(a)(l)	0.96	(c)	0.99	1.11	0.99	1.02
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$143,221		$142,713		$116,248	$118,810	$109,067	$90,239

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$44.61		$36.96		$37.17	$36.36	$34.58	$27.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.41	(c)	$0.39	$0.44	$0.42	$0.08
Net realized and unrealized gain (loss)	0.51		7.86		0.16	1.08	1.90	7.81
Total from investment operations	$0.78		$8.27		$0.55	$1.52	$2.32	$7.89
Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.33)		$(0.38)	$(0.37)	$(0.22)	$(0.34)
From net realized gain	(0.87)		(0.29)		(0.38)	(0.34)	(0.32)	(0.07)
Total distributions declared to shareholders	$(1.30)		$(0.62)		$(0.76)	$(0.71)	$(0.54)	$(0.41)
Net asset value, end of period (x)	$44.09		$44.61		$36.96	$37.17	$36.36	$34.58
Total return (%) (r)(s)(t)(x)	1.76	(n)	22.71	(c)	1.60	4.29	6.84	29.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.83	(c)	0.87	0.88	0.90	0.95
Expenses after expense reductions (f)	0.80	(a)	0.82	(c)	0.87	0.88	0.90	0.95
Net investment income (loss)	1.19	(a)(l)	0.99	(c)	1.08	1.19	1.16	0.24
Portfolio turnover	5	(n)	10		8	8	11	11
Net assets at end of period (000 omitted)	$844,703		$1,034,078		$494,203	$383,913	$306,861	$187,343

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing

24

Notes to Financial Statements (unaudited) – continued

services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

25

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,663,228,975	$—	$—	$1,663,228,975
France	—	308,617,061	—	308,617,061
United Kingdom	117,995,909	132,872,163	—	250,868,072
Switzerland	—	236,676,509	—	236,676,509
Germany	41,080,535	158,450,659	—	199,531,194
Netherlands	—	75,147,393	—	75,147,393
Sweden	—	59,330,683	—	59,330,683
Canada	58,272,907	—	—	58,272,907
Japan	29,278,675	17,856,687	—	47,135,362
Other Countries	57,128,200	115,057,885	—	172,186,085
Mutual Funds	137,897,464	—	—	137,897,464
Total	$2,104,882,665	$1,104,009,040	$—	$3,208,891,705

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,047,579,906 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $29,278,675 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the

26

Notes to Financial Statements (unaudited) – continued

related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $106,050,981. The fair value of the fund’s investment securities on loan and a related liability of $111,191,361 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

27

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$18,620,315
Long-term capital gains	19,604,321
Total distributions	$38,224,636

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$2,215,290,540
Gross appreciation	1,035,881,091
Gross depreciation	(42,279,926)
Net unrealized appreciation (depreciation)	$993,601,165

As of 10/31/17
Undistributed ordinary income	29,643,167
Undistributed long-term capital gain	60,666,922
Other temporary differences	(10,323)
Net unrealized appreciation (depreciation)	1,017,332,038

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 4/30/18	Year ended 10/31/17	Six months ended 4/30/18	Year ended 10/31/17
Class A	$4,752,302	$3,760,511	$14,139,704	$5,151,506
Class B	8,551	—	631,567	216,973
Class C	151,420	—	4,063,887	1,381,533
Class I	9,504,994	7,027,455	21,019,525	6,555,662
Class R1	2,332	—	75,797	29,616
Class R2	206,032	165,770	1,028,214	400,968
Class R3	715,949	564,314	2,179,861	775,062
Class R4	1,283,411	964,204	2,826,264	914,309
Class R6	10,100,176	5,567,769	20,383,328	4,748,984
Total	$26,725,167	$18,050,023	$66,348,147	$20,174,613

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $146,863, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $107,180 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$898,754
Class B	0.75%	0.25%	1.00%	1.00%	143,833
Class C	0.75%	0.25%	1.00%	1.00%	905,828
Class R1	0.75%	0.25%	1.00%	1.00%	17,272
Class R2	0.25%	0.25%	0.50%	0.50%	124,920
Class R3	—	0.25%	0.25%	0.25%	133,586
Total Distribution and Service Fees					$2,224,193

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to

30

Notes to Financial Statements (unaudited) – continued

MFS or its affiliates’ seed money. For the six months ended April 30, 2018, this rebate amounted to $17,913, $242, $758, and $371 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2018, were as follows:

Amount
Class A	$15,972
Class B	13,702
Class C	11,265

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2018, the fee was $111,436, which equated to 0.0067% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,094,502.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $761 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2018. The liability for

31

Notes to Financial Statements (unaudited) – continued

deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,288 at April 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $2,807 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 131,540 shares of Class I for an aggregate amount of $5,261,584. On September 20, 2017, MFS redeemed 2,623 shares of Class I for an aggregate amount of $114,851. On March 19, 2018, MFS purchased 57,775 shares of Class I for an aggregate amount of $2,577,931.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,390,091 and $1,405,596, respectively. The sales transactions resulted in net realized gains (losses) of $(76,331).

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $175,396,531 and $446,273,762, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,901,748	$83,087,779	4,157,193	$164,714,070
Class B	44,236	1,789,675	117,063	4,292,108
Class C	488,946	18,927,813	1,028,696	36,433,147
Class I	3,639,108	163,244,426	14,304,312	572,868,536
Class R1	4,681	185,492	15,507	555,499
Class R2	129,816	5,520,467	333,352	12,902,824
Class R3	272,781	11,848,681	906,019	35,571,239
Class R4	317,101	13,968,100	911,199	36,953,301
Class R6	2,181,102	97,791,957	12,234,925	502,449,112
	8,979,519	$396,364,390	34,008,266	$1,366,739,836

Shares issued to shareholders in reinvestment of distributions
Class A	402,196	$17,286,370	227,957	$8,274,844
Class B	15,640	622,014	6,227	209,716
Class C	97,978	3,727,079	36,499	1,178,260
Class I	639,357	28,163,671	339,346	12,616,876
Class R1	2,009	78,129	898	29,616
Class R2	26,170	1,093,652	14,260	503,670
Class R3	67,606	2,886,104	37,143	1,339,375
Class R4	94,740	4,081,380	50,576	1,839,938
Class R6	677,110	29,833,465	269,617	10,024,360
	2,022,806	$87,771,864	982,523	$36,016,655

Shares reacquired
Class A	(1,613,562)	$(70,762,544)	(6,405,412)	$(249,716,661)
Class B	(93,135)	(3,759,530)	(169,438)	(6,186,487)
Class C	(937,108)	(36,025,426)	(1,280,551)	(44,752,325)
Class I	(4,569,168)	(204,074,149)	(12,121,537)	(506,190,522)
Class R1	(6,516)	(256,286)	(35,051)	(1,198,807)
Class R2	(256,730)	(10,940,577)	(520,055)	(20,015,021)
Class R3	(475,458)	(20,651,189)	(1,163,615)	(46,056,948)
Class R4	(360,253)	(15,842,116)	(905,642)	(36,748,491)
Class R6	(6,878,094)	(309,531,557)	(2,696,938)	(108,539,415)
	(15,190,024)	$(671,843,374)	(25,298,239)	$(1,019,404,677)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	690,382	$29,611,605	(2,020,262)	$(76,727,747)
Class B	(33,259)	(1,347,841)	(46,148)	(1,684,663)
Class C	(350,184)	(13,370,534)	(215,356)	(7,140,918)
Class I	(290,703)	(12,666,052)	2,522,121	79,294,890
Class R1	174	7,335	(18,646)	(613,692)
Class R2	(100,744)	(4,326,458)	(172,443)	(6,608,527)
Class R3	(135,071)	(5,916,404)	(220,453)	(9,146,334)
Class R4	51,588	2,207,364	56,133	2,044,748
Class R6	(4,019,882)	(181,906,135)	9,807,604	403,934,057
	(4,187,699)	$(187,707,120)	9,692,550	$383,351,814

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $10,903 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		16,562,742	187,794,835	(177,648,803)	26,708,774

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,251)	$(1,599)	$—	$219,011	$26,706,103

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

35

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

April 30, 2018

MFS® Global Total Return Fund

MWT-SEM

MFS® Global Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.3%
Philip Morris International, Inc.	1.2%
Government of Canada, 1.5%, 6/01/2023	1.1%
Government of Japan, 1.5%, 3/20/2034	1.1%
JPMorgan Chase & Co.	1.1%
Schneider Electric S.A.	1.0%
U.S. Treasury Notes, 1.375%, 4/30/2020	1.0%
Nestle S.A.	1.0%
Republic of Italy, 2.05%, 8/01/2027	1.0%
U.S. Treasury Note 10yr Future - JUN 2018	(1.9)%

Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	4.4%
A	8.0%
BBB	11.0%
BB	0.5%
U.S. Government	6.4%
Federal Agencies	3.0%
Not Rated	(2.1)%
Non-Fixed Income	57.4%
Cash & Cash Equivalents	5.0%
Other	2.1%

Equity sectors
Financial Services	12.4%
Consumer Staples	8.5%
Health Care	7.1%
Industrial Goods & Services	5.1%
Technology	4.7%
Special Products & Services	4.1%
Utilities & Communications	3.5%
Energy	3.3%
Basic Materials	3.0%
Leisure	2.6%
Autos & Housing	1.5%
Transportation	0.8%
Retailing	0.8%

Fixed income sectors (i)
Non-U.S. Government Bonds	14.8%
Investment Grade Corporates	9.9%
U.S. Treasury Securities	4.3%
Mortgage-Backed Securities	3.0%
Emerging Markets Bonds	1.7%
Collateralized Debt Obligations	0.8%
Commercial Mortgage-Backed Securities	0.5%
High Yield Corporates	0.3%
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
U.S. Government Agencies (o)	0.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	52.2%
Japan	8.2%
United Kingdom	6.4%
France	6.0%
Switzerland	5.0%
Canada	4.1%
Italy	2.9%
Germany	2.5%
Spain	2.0%
Other Countries	10.7%

Currency exposure weightings (i)(y)
United States Dollar	50.6%
Euro	18.2%
Japanese Yen	11.5%
British Pound Sterling	6.4%
Swiss Franc	4.8%
Canadian Dollar	1.9%
Taiwan Dollar	1.4%
Australian Dollar	1.2%
Hong Kong Dollar	1.2%
Other Currencies	2.8%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.09%	$1,000.00	$1,005.02	$5.42
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
B	Actual	1.84%	$1,000.00	$1,000.81	$9.13
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
C	Actual	1.84%	$1,000.00	$1,001.08	$9.13
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
I	Actual	0.84%	$1,000.00	$1,006.41	$4.18
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R1	Actual	1.84%	$1,000.00	$1,000.98	$9.13
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
R2	Actual	1.34%	$1,000.00	$1,003.60	$6.66
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R3	Actual	1.09%	$1,000.00	$1,005.03	$5.42
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R4	Actual	0.84%	$1,000.00	$1,005.72	$4.18
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R6	Actual	0.75%	$1,000.00	$1,006.30	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 56.9%
Issuer	Shares/Par	Value ($)
Aerospace - 2.2%
Boeing Co.	20,573	$6,862,330
Honeywell International, Inc.	110,889	16,043,421
Lockheed Martin Corp.	65,561	21,034,591
United Technologies Corp.	44,236	5,314,955

		$49,255,297
Airlines - 0.3%
Air Canada (a)	380,095	$7,471,940

Alcoholic Beverages - 1.2%
Heineken N.V.	118,533	$12,464,558
Pernod Ricard S.A.	82,711	13,718,670

		$26,183,228
Apparel Manufacturers - 0.2%
Compagnie Financiere Richemont S.A.	52,355	$4,972,010

Automotive - 1.0%
Aptiv PLC	50,594	$4,279,241
General Motors Co.	141,647	5,204,111
Magna International, Inc.	168,276	9,938,369
USS Co. Ltd.	155,700	3,277,220

		$22,698,941
Biotechnology - 0.2%
Biogen, Inc. (a)	15,276	$4,179,514

Broadcasting - 0.8%
Omnicom Group, Inc.	100,935	$7,434,872
Publicis Groupe	23,663	1,768,562
WPP Group PLC	501,449	8,587,930

		$17,791,364
Brokerage & Asset Managers - 0.7%
Apollo Global Management LLC, “A”	72,230	$2,083,113
BlackRock, Inc.	19,744	10,296,496
TMX Group Ltd.	45,269	2,730,349

		$15,109,958

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 4.1%
Accenture PLC, “A”	143,275	$21,663,180
Bunzl PLC	186,115	5,388,627
CGI Group, Inc., “A” (a)	61,566	3,567,515
Compass Group PLC	568,154	12,201,971
DXC Technology Co.	103,318	10,647,953
Equifax, Inc.	24,112	2,701,749
Experian Group Ltd.	232,504	5,307,975
Fidelity National Information Services, Inc.	51,504	4,891,335
Fiserv, Inc. (a)	70,179	4,972,884
Nomura Research Institute Ltd.	198,000	10,233,260
Secom Co. Ltd.	95,100	7,135,110
SGS S.A.	1,513	3,669,888

		$92,381,447
Cable TV - 0.6%
Comcast Corp., “A”	420,702	$13,205,836

Chemicals - 1.8%
3M Co.	59,392	$11,545,211
CF Industries Holdings, Inc.	28,063	1,088,844
Givaudan S.A.	4,627	10,314,878
LyondellBasell Industries N.V., “A”	17,385	1,838,116
Orica Ltd.	197,228	2,943,464
PPG Industries, Inc.	120,741	12,784,057

		$40,514,570
Computer Software - 0.2%
Cadence Design Systems, Inc. (a)	102,492	$4,105,830

Computer Software - Systems - 0.9%
Amadeus IT Group S.A.	147,760	$10,768,096
Hitachi Ltd.	1,146,000	8,374,221
Hon Hai Precision Industry Co. Ltd.	830,500	2,311,906

		$21,454,223
Construction - 0.6%
Geberit AG	3,207	$1,368,888
Persimmon PLC	64,553	2,412,824
Sherwin-Williams Co.	18,175	6,682,220
Stanley Black & Decker, Inc.	16,254	2,301,404

		$12,765,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.8%
Coty, Inc., “A”	121,717	$2,111,790
Kao Corp.	174,000	12,502,470
Kimberly-Clark Corp.	31,221	3,232,623
Procter & Gamble Co.	152,968	11,065,705
Reckitt Benckiser Group PLC	143,279	11,247,320

		$40,159,908
Containers - 0.3%
Amcor Ltd.	156,821	$1,618,347
Brambles Ltd.	588,887	4,364,459

		$5,982,806
Electrical Equipment - 2.1%
IMI PLC	104,822	$1,571,299
Johnson Controls International PLC	260,888	8,836,276
Legrand S.A.	83,255	6,456,442
OMRON Corp.	98,100	5,307,335
Schneider Electric S.A.	256,222	23,144,498
Spectris PLC	69,020	2,544,097

		$47,859,947
Electronics - 3.3%
Analog Devices, Inc.	60,782	$5,309,308
Halma PLC	236,502	3,973,106
Hirose Electric Co. Ltd.	31,022	4,375,771
Hoya Corp.	74,500	3,983,003
Intel Corp.	104,216	5,379,630
Kyocera Corp.	38,200	2,445,331
Samsung Electronics Co. Ltd.	1,641	4,066,397
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	747,601	28,745,258
Texas Instruments, Inc.	156,192	15,842,555

		$74,120,359
Energy - Independent - 1.2%
Marathon Petroleum Corp.	169,287	$12,681,289
Occidental Petroleum Corp.	57,668	4,455,430
Phillips 66	93,007	10,352,609

		$27,489,328
Energy - Integrated - 1.7%
BP PLC	629,712	$4,652,543
Chevron Corp.	38,844	4,859,773
China Petroleum & Chemical Corp.	3,944,000	3,841,208
Exxon Mobil Corp.	133,287	10,363,064
Galp Energia SGPS S.A. (a)	243,898	4,671,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - continued
LUKOIL PJSC, ADR	75,578	$5,036,453
Suncor Energy, Inc.	145,141	5,550,390

		$38,974,456
Engineering - Construction - 0.2%
Bouygues (l)	79,953	$4,059,869

Entertainment - 0.1%
Time Warner, Inc.	24,602	$2,332,270

Food & Beverages - 2.5%
Danone S.A.	77,863	$6,277,265
General Mills, Inc.	234,531	10,258,386
J.M. Smucker Co.	25,608	2,921,361
Marine Harvest A.S.A.	336,357	7,305,547
Nestle S.A.	297,760	23,019,542
Tyson Foods, Inc., “A”	100,443	7,041,054

		$56,823,155
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	117,692	$3,865,088

Gaming & Lodging - 0.2%
Sands China Ltd.	716,800	$4,136,247

Health Maintenance Organizations - 0.2%
Cigna Corp.	33,702	$5,790,678

Insurance - 3.7%
Aon PLC	122,573	$17,462,975
Athene Holding Ltd. (a)	86,793	4,252,857
AXA (l)	174,917	5,000,164
Chubb Ltd.	51,667	7,009,662
Hiscox Ltd.	132,140	2,700,206
Manulife Financial Corp.	241,666	4,560,588
MetLife, Inc.	217,864	10,385,577
Prudential Financial, Inc.	45,133	4,798,541
Travelers Cos., Inc.	97,973	12,893,247
Zurich Insurance Group AG	42,786	13,648,358

		$82,712,175
Machinery & Tools - 0.6%
Eaton Corp. PLC	106,376	$7,981,391
Illinois Tool Works, Inc.	42,796	6,077,888

		$14,059,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 4.9%
Bank of New York Mellon Corp.	162,461	$8,855,749
BNP Paribas	56,748	4,373,780
China Construction Bank	10,101,000	10,592,166
Goldman Sachs Group, Inc.	34,674	8,263,854
JPMorgan Chase & Co.	225,581	24,538,701
Mitsubishi UFJ Financial Group, Inc.	622,600	4,175,726
PNC Financial Services Group, Inc.	40,711	5,927,929
Royal Bank of Canada (l)	62,459	4,750,007
State Street Corp.	67,899	6,774,962
Svenska Handelsbanken AB	556,836	6,216,702
UBS Group AG	647,732	10,882,832
Wells Fargo & Co.	313,948	16,312,738

		$111,665,146
Medical & Health Technology & Services - 0.6%
McKesson Corp.	65,925	$10,298,144
Sonic Healthcare Ltd.	160,935	2,856,320

		$13,154,464
Medical Equipment - 1.5%
Abbott Laboratories	182,562	$10,612,329
Danaher Corp.	74,626	7,486,480
Medtronic PLC	145,478	11,657,152
Thermo Fisher Scientific, Inc.	20,290	4,268,002

		$34,023,963
Metals & Mining - 0.3%
Rio Tinto PLC	141,176	$7,649,594

Natural Gas - Distribution - 0.3%
ENGIE	406,210	$7,119,074

Network & Telecom - 0.3%
Cisco Systems, Inc.	133,915	$5,931,095

Oil Services - 0.4%
Schlumberger Ltd.	133,395	$9,145,561

Other Banks & Diversified Financials - 2.0%
Agricultural Bank of China	2,917,000	$1,638,535
American Express Co.	51,865	5,121,669
Barclays Africa Group Ltd.	205,365	2,995,113
Citigroup, Inc.	134,788	9,201,977
DBS Group Holdings Ltd.	92,500	2,136,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
ING Groep N.V.	390,342	$6,548,720
KBC Group N.V.	71,602	6,239,333
U.S. Bancorp	212,926	10,742,117

		$44,624,321
Pharmaceuticals - 4.6%
Bayer AG	135,885	$16,266,741
Eli Lilly & Co.	118,578	9,613,118
Johnson & Johnson	169,659	21,460,167
Novartis AG	201,168	15,473,072
Pfizer, Inc.	511,425	18,723,269
Roche Holding AG	72,662	16,120,920
Santen Pharmaceutical Co. Ltd.	369,900	6,221,111

		$103,878,398
Printing & Publishing - 0.9%
Moody’s Corp.	49,138	$7,970,184
RELX N.V. (l)	303,855	6,444,032
Thomson Reuters Corp.	123,741	4,976,863

		$19,391,079
Railroad & Shipping - 0.2%
Canadian National Railway Co.	33,385	$2,579,993
Union Pacific Corp.	23,634	3,158,211

		$5,738,204
Real Estate - 1.0%
CK Asset Holdings Ltd.	731,000	$6,301,722
Deutsche Wohnen SE	229,490	10,837,092
Medical Properties Trust, Inc., REIT	337,134	4,308,573
Public Storage, Inc., REIT	9,871	1,991,770

		$23,439,157
Real Estate - Apartment - 0.1%
Grand City Properties S.A.	117,288	$2,830,204

Restaurants - 0.1%
Greggs PLC	88,322	$1,480,941

Specialty Chemicals - 0.6%
Akzo Nobel N.V. (l)	59,704	$5,374,477
PTT Global Chemical PLC	2,603,600	8,084,689

		$13,459,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.4%
Dufry AG (a)(l)	27,511	$3,891,855
Gap, Inc.	178,238	5,211,679

		$9,103,534
Telecommunications - Wireless - 1.3%
KDDI Corp.	531,000	$14,265,889
SK Telecom Co. Ltd.	10,192	2,180,490
Vodafone Group PLC	4,199,561	12,219,235

		$28,665,614
Telephone Services - 0.2%
Royal KPN N.V.	288,092	$893,122
Verizon Communications, Inc.	86,003	4,244,248

		$5,137,370
Tobacco - 2.5%
Altria Group, Inc.	200,581	$11,254,600
British American Tobacco PLC	103,470	5,685,912
Japan Tobacco, Inc.	521,500	14,008,276
Philip Morris International, Inc.	324,402	26,600,964

		$57,549,752
Trucking - 0.2%
United Parcel Service, Inc., “B”	47,470	$5,387,845

Utilities - Electric Power - 1.6%
American Electric Power Co., Inc.	78,659	$5,504,557
Duke Energy Corp.	103,259	8,277,242
Exelon Corp.	256,569	10,180,658
SSE PLC	431,331	8,185,769
Xcel Energy, Inc.	70,579	3,305,920

		$35,454,146
Total Common Stocks (Identified Cost, $938,699,807)		$1,285,283,687

Bonds - 37.5%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$630,000	$596,131
Lockheed Martin Corp., 3.55%, 1/15/2026	795,000	783,503

		$1,379,634
Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,604,000	$1,549,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - 1.5%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.508%
(LIBOR-3mo. + 1.16%), 7/15/2026 (n)		$3,177,000	$3,175,573
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo.
+ 1.21%), 7/27/2026 (n)		2,164,336	2,165,700
Cent LP, 2013-17A, “A1”, CLO, FLR, 3.659% (LIBOR-3mo.
+ 1.3%), 1/30/2025 (n)		549,828	549,589
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.043%
(LIBOR-1mo. + 1.15%), 3/15/2028 (n)		999,803	1,003,241
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.897%
(LIBOR-1mo. + 1%), 6/15/2028 (z)		909,370	912,016
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,006,821
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		1,372,000	1,360,996
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		2,569,000	2,567,659
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 3.508% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)		2,598,394	2,598,197
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.003%
(LIBOR-3mo. + 1.65%), 1/17/2026 (n)		3,092,916	3,100,766
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,265,325
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,605,243
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		1,048,215	1,031,201
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”,
FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,267,594
Wells Fargo Commercial Mortgage Trust, 2015-C28,
“A4”, 3.54%, 5/15/2048		2,322,687	2,306,398
Wells Fargo Commercial Mortgage Trust, 2015-NXS1,
“A5”, 3.148%, 5/15/2048		1,013,505	985,320

			$32,901,639
Automotive - 0.4%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,750,000	$2,147,797
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$1,626,000	1,581,641
Lear Corp., 3.8%, 9/15/2027		1,102,000	1,049,265
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	1,170,000	1,403,128
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2049		600,000	743,761
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		1,050,000	1,276,468

			$8,202,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Banks & Diversified Financials (Covered Bonds) - 0.0%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	900,000	$1,089,790

Broadcasting - 0.2%
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	1,645,000	$2,074,416
Relx Finance B.V., 1%, 3/22/2024		600,000	727,644
WPP Finance, 1.375%, 3/20/2025		700,000	835,937

			$3,637,997
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$822,000	$796,522
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	532,931
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	884,339
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	702,762
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		1,150,000	1,110,546

			$4,027,100
Building - 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$992,359
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	840,094
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	407,560
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	512,449
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		764,000	716,644
Owens Corning, 4.4%, 1/30/2048		804,000	717,429

			$4,186,535
Business Services - 0.1%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,189,308
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		320,000	319,761
Fidelity National Information Services, Inc., 5%, 10/15/2025		114,000	120,370
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	947,309
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		304,000	294,330

			$2,871,078
Cable TV - 0.3%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,175,000	$1,281,928
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	580,262
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		1,347,000	1,267,508
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	888,573
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	758,304
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	584,276
Sky PLC, 2.5%, 9/15/2026	EUR	1,100,000	1,435,784

			$6,796,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$964,792
LyondellBasell Industries N.V., 5%, 4/15/2019		299,000	303,318

			$1,268,110
Computer Software - 0.1%
Microsoft Corp., 4.1%, 2/06/2037		$1,301,000	$1,350,857
Oracle Corp., 3.4%, 7/08/2024		837,000	830,567
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	700,000	849,678

			$3,031,102
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,572,761
Apple, Inc., 4.5%, 2/23/2036		1,752,000	1,876,004
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	651,322
Apple, Inc., 4.25%, 2/09/2047		$348,000	353,717

			$4,453,804
Conglomerates - 0.0%
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	$988,738

Consumer Products - 0.1%
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	600,000	$791,108
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	727,984
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	939,800

			$2,458,892
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$1,638,000	$1,542,731
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,100,000	1,358,413
G4S International Finance PLC, 1.5%, 6/02/2024		700,000	849,033
Priceline Group, Inc., 1.8%, 3/03/2027		1,826,000	2,231,466
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	558,473
Visa, Inc., 4.15%, 12/14/2035		984,000	1,024,040
Visa, Inc., 3.65%, 9/15/2047		658,000	619,975

			$8,184,131
Containers - 0.1%
DS Smith PLC, 1.375%, 7/26/2024	EUR	1,600,000	$1,924,474

Electronics - 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	1,400,000	$1,715,046
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	1,690,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., 2.375%, 12/17/2018		$522,000	$521,574

			$3,927,553
Emerging Market Quasi-Sovereign - 0.4%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$3,486,000	$3,414,690
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,590,000	1,714,577
Pertamina, 6%, 5/03/2042 (n)		3,240,000	3,382,991
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,636,000	1,583,578

			$10,095,836
Emerging Market Sovereign - 0.5%
Government of India, 7.17%, 1/08/2028	INR	150,000,000	$2,160,099
Government of Malaysia, 3.58%, 9/28/2018	MYR	10,283,000	2,622,342
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	3,369,934
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	519,509
Republic of Indonesia, 2.875%, 7/08/2021		200,000	259,755
Republic of Indonesia, 2.15%, 7/18/2024 (z)		638,000	797,245
Republic of Indonesia, 2.15%, 7/18/2024		650,000	812,240

			$10,541,124
Energy - Independent - 0.1%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,407,618

Financial Institutions - 0.1%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$1,475,684
EXOR N.V., 1.75%, 1/18/2028	EUR	900,000	1,070,974
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	576,631

			$3,123,289
Food & Beverages - 0.7%
Anheuser Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$376,000	$382,286
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	777,261
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,251,000	1,240,920
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		3,126,000	3,219,909
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	550,000	659,471
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030		1,250,000	1,548,631
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,242,837
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,864,752
Kraft Heinz Foods Co., 5.2%, 7/15/2045		128,000	127,055
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	490,349
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,648,894

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		$277,000	$277,262
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	301,665

			$14,781,292
Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,559,721

Insurance - 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	430,000	$517,601
Credit Agricole Assurances S.A., 2.625%, 1/29/2048		700,000	818,481
NN Group N.V., 4.625% to 4/08/2024, FLR to 4/08/2044		500,000	678,689

			$2,014,771
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,044,452
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,529,169

			$2,573,621
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$676,393
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	504,999
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	278,850
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	333,000	401,082
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		618,000	758,499
Hiscox Ltd., 6.125% to 11/24/2025, FLR to 11/24/2045	GBP	500,000	805,232
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$958,000	971,563
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	361,732
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		500,000	645,949
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$293,000	292,917
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	493,332
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	532,820
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	300,000	458,313
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	1,120,000	1,367,728

			$8,549,409
International Market Quasi-Sovereign - 0.4%
BPRL International Singapore Pte Ltd., 4.375%, 1/18/2027		$3,379,000	$3,274,731
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,558,296
Islandsbanki, 1.125%, 1/19/2024		700,000	843,386
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	736,654
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	239,205
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	678,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - continued
Statoil A.S.A., FLR, 2.129% (LIBOR-3mo. + 0.29%), 5/15/2018		$477,000	$477,053
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,392,234

			$9,199,733
International Market Sovereign - 14.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	8,409,000	$6,989,084
Commonwealth of Australia, 5.5%, 4/21/2023		2,993,000	2,574,284
Commonwealth of Australia, 2.75%, 11/21/2027		3,739,000	2,809,338
Commonwealth of Australia, 3.75%, 4/21/2037		1,200,000	986,517
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	837,000	1,649,855
Federal Republic of Germany, 4%, 1/04/2037		1,750,000	3,200,022
Federal Republic of Germany, 2.5%, 7/04/2044		660,000	1,034,595
Federal Republic of Germany, 2.5%, 8/15/2046		3,140,000	4,971,399
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	5,853,121
Government of Canada, 1.5%, 6/01/2023		33,193,000	25,050,057
Government of Canada, 1.5%, 6/01/2026		2,400,000	1,764,629
Government of Canada, 5.75%, 6/01/2033		4,267,000	4,752,573
Government of Canada, 4%, 6/01/2041		3,747,000	3,738,128
Government of Japan, 0.4%, 9/20/2025	JPY	74,350,000	701,272
Government of Japan, 2.2%, 9/20/2027		1,823,700,000	20,054,361
Government of Japan, 1.7%, 9/20/2032		1,560,550,000	17,174,330
Government of Japan, 1.5%, 3/20/2034		2,322,700,000	25,037,652
Government of Japan, 2.4%, 3/20/2037		978,400,000	12,029,881
Government of Japan, 1.8%, 3/20/2043		854,800,000	9,864,370
Government of Japan, 2%, 3/20/2052		197,000,000	2,441,218
Government of New Zealand, 4.5%, 4/15/2027	NZD	6,819,000	5,417,476
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,369,000	3,557,084
Kingdom of Spain, 5.15%, 10/31/2028		9,672,000	16,064,334
Kingdom of Spain, 4.7%, 7/30/2041		1,568,000	2,791,349
Kingdom Of Spain, 2.75%, 10/31/2024		4,600,000	6,301,836
Republic of France, 2.5%, 10/25/2020		7,668,000	9,936,774
Republic of France, 1.75%, 5/25/2023		9,733,326	12,763,771
Republic of France, 0.75%, 5/25/2028		12,641,000	15,204,241
Republic of France, 4.75%, 4/25/2035		2,758,000	5,168,564
Republic of France, 4.5%, 4/25/2041		2,471,000	4,800,686
Republic of France, 4%, 4/25/2055		1,903,000	3,746,991
Republic of Italy, 3.75%, 3/01/2021		6,905,000	9,222,874
Republic of Italy, 5.5%, 9/01/2022		11,085,000	16,279,094
Republic of Italy, 2.5%, 12/01/2024		4,986,000	6,544,363
Republic of Italy, 2.05%, 8/01/2027		17,625,000	21,937,197
Republic of Portugal, 4.95%, 10/25/2023		7,142,000	10,653,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	172,000	$296,795
United Kingdom Treasury, 4.25%, 6/07/2032		1,976,000	3,595,531
United Kingdom Treasury, 4.25%, 3/07/2036		3,950,000	7,511,211
United Kingdom Treasury, 3.25%, 1/22/2044		5,994,000	10,618,514
United Kingdom Treasury, 3.75%, 7/22/2052		711,000	1,482,140
United Kingdom Treasury, 4%, 1/22/2060		700,000	1,646,166

			$328,216,950
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$664,650
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,425,349

			$2,089,999
Major Banks - 2.1%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$531,822
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	647,039
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	2,249,033
Bank of America Corp., 2.625%, 4/19/2021		3,368,000	3,311,248
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026		1,749,000	1,684,734
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,369,321
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,648,599
Bank of New York Mellon Corp., 2.95%, 1/29/2023		2,800,000	2,744,357
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	1,017,580
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	1,047,004
Credit Agricole S.A., 7.375%, 12/18/2023		200,000	345,422
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,365,033
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		2,500,000	2,374,746
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	629,186
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,270,943
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		2,018,000	1,948,422
HSBC Bank PLC, FLR, 2.479% (LIBOR-3mo. + 0.64%), 5/15/2018 (n)		1,116,000	1,116,218
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,065,739
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,589,357
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,676,144
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,187,000	1,132,724
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,249,000	1,202,912
Morgan Stanley, 2.2%, 12/07/2018		720,000	718,628
Morgan Stanley, 2.5%, 4/21/2021		860,000	840,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 5.5%, 7/28/2021		$490,000	$520,733
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	1,936,934
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,127,549
Morgan Stanley, 2.625%, 3/09/2027	GBP	640,000	874,585
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,525,941
PNC Bank N.A., 2.6%, 7/21/2020		857,000	847,976
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,996,000	1,934,561
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	1,477,556
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,972,000	1,891,279
Wells Fargo & Co., 3.3%, 9/09/2024		500,000	481,933
Wells Fargo & Co., 4.1%, 6/03/2026		309,000	302,273

			$47,447,917
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	$908,871
CVS Health Corp., 5.05%, 3/25/2048		855,000	868,592
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,020,045
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	623,208
Life Technologies Corp., 6%, 3/01/2020		432,000	452,716
Northwell Healthcare, Inc., 3.979%, 11/01/2046		171,000	157,599
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,265,000	1,219,025
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,813,662
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	571,459
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,983,000	1,858,871

			$9,494,048
Medical Equipment - 0.1%
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	1,100,000	$1,360,617

Metals & Mining - 0.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	$582,820
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,246,997
Glencore Funding LLC , 3%, 10/27/2022 (n)		$1,485,000	1,420,067

			$3,249,884
Midstream - 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$699,972
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,699,023
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,349,798
MPLX LP, 4.5%, 4/15/2038		833,000	805,582
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	1,976,828
Sabine Pass Liquefaction, 4.2%, 3/15/2028		1,376,000	1,337,072

			$7,868,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 2.9%
Fannie Mae, 2.578%, 9/25/2018	$172,715	$172,337
Fannie Mae, 5.1%, 3/01/2019	299,602	301,813
Fannie Mae, 5.18%, 3/01/2019	300,229	302,805
Fannie Mae, 4.57%, 5/01/2019	213,369	215,534
Fannie Mae, 5%, 12/01/2020 - 8/01/2040	2,591,886	2,790,676
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	11,111,302	11,689,741
Fannie Mae, 5.5%, 1/01/2037	35,943	39,321
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	341,458	381,288
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	5,246,584	5,384,248
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047	4,302,141	4,294,145
Freddie Mac, 2.412%, 8/25/2018	558,007	556,998
Freddie Mac, 5.085%, 3/25/2019	589,000	596,770
Freddie Mac, 1.883%, 5/25/2019	1,247,885	1,238,087
Freddie Mac, 3.32%, 7/25/2020	42,094	42,202
Freddie Mac, 3.064%, 8/25/2024	4,167,292	4,136,783
Freddie Mac, 2.673%, 3/25/2026	3,500,000	3,345,964
Freddie Mac, 3.243%, 4/25/2027	3,496,000	3,451,967
Freddie Mac, 3.117%, 6/25/2027	1,483,189	1,448,680
Freddie Mac, 3.194%, 7/25/2027	4,864,000	4,777,718
Freddie Mac, 3.244%, 8/25/2027	4,271,000	4,208,014
Freddie Mac, 3.187%, 9/25/2027	1,792,000	1,758,354
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,541,145
Freddie Mac, 3.35%, 1/25/2028	2,733,000	2,709,623
Freddie Mac, 5.5%, 7/01/2037	75,062	82,002
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	3,291,989	3,465,229
Freddie Mac, 5%, 7/01/2041	1,675,418	1,804,848
Freddie Mac, 3.5%, 1/01/2047	2,834,410	2,819,744
Ginnie Mae, 5%, 5/15/2040	542,383	573,211
Ginnie Mae, 3.5%, 6/20/2043	1,570,238	1,581,330

		$66,710,577
Municipals - 0.1%
Commonwealth of Puerto Rico, Public Improvement,
“C-7”, NATL, 6%, 7/01/2027	$100,000	$100,166
Oklahoma Development Finance Authority, Health System
Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030	992,000	1,035,718
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	425,000	425,140

		$1,561,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Natural Gas - Distribution - 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$985,262
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,432,368

			$2,417,630
Network & Telecom - 0.4%
AT&T, Inc., 4.9%, 8/14/2037		$1,900,000	$1,923,888
AT&T, Inc., 4.25%, 6/01/2043	GBP	500,000	744,799
AT&T, Inc., 4.75%, 5/15/2046		$983,000	915,517
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	700,000	950,354
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	1,082,612
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	3,391,506
Verizon Communications, Inc., 4.812%, 3/15/2039		782,000	774,150

			$9,782,826
Oil Services - 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,380,000	$1,340,668

Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$526,022
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,117,966
Neste Oyj, 1.5%, 6/07/2024	EUR	600,000	730,081
Phillips 66, 4.875%, 11/15/2044		$750,000	783,313

			$3,157,382
Other Banks & Diversified Financials - 0.4%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$776,241
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	298,141
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,132,365
Citizens Bank N.A., 2.55%, 5/13/2021		$848,000	829,689
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	972,070
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,098,759
ING Groep N.V., 3.95%, 3/29/2027		$1,026,000	1,009,536
ING Groep N.V., 1.375%, 1/11/2028	EUR	700,000	828,234
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	845,709
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,150,000	1,381,245

			$9,171,989
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$380,000	$366,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.1%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$2,188,603
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	655,744

			$2,844,347
Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	$1,297,154

Real Estate - Office - 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$649,444
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	2,102,680
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		1,256,000	1,515,861

			$4,267,985
Retailers - 0.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,074,329
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,371,117
Home Depot, Inc., 3%, 4/01/2026		916,000	875,705
Home Depot, Inc., 4.875%, 2/15/2044		500,000	557,771

			$4,878,922
Supermarkets - 0.1%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	750,000	$904,581
Esselunga S.p.A., 1.875%, 10/25/2027		650,000	792,990
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	607,821

			$2,305,392
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$455,560
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	357,266
International Finance Corp., 3.25%, 7/22/2019		635,000	483,923

			$1,296,749
Telecommunications - Wireless - 0.2%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$495,177
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,233,922
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,407,427
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	489,759
SBA Tower Trust, 2.898%, 10/08/2019 (n)		588,000	588,098

			$4,214,383
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	$601,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - 0.2%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$1,070,000	$1,001,087
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	897,599
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	663,499
Reynolds American, Inc., 8.125%, 6/23/2019		$434,000	458,409
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	257,502
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	880,838

			$4,158,934
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	$504,501
Brambles Finance PLC, 1.5%, 10/04/2027		700,000	841,898
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028		900,000	1,021,775
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	800,249
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	700,000	841,310
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	643,681
Transurban Finance Co., 1.75%, 3/29/2028	EUR	800,000	967,070

			$5,620,484
U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 5.09%, 10/01/2025		$18,209	$18,853
Small Business Administration, 5.21%, 1/01/2026		260,718	271,529
Small Business Administration, 5.31%, 5/01/2027		165,741	172,226
Small Business Administration, 2.22%, 3/01/2033		777,855	753,498

			$1,216,106
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$8,122,000	$9,849,194
U.S. Treasury Bonds, 4.5%, 2/15/2036		3,814,000	4,615,834
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		8,234,600	10,140,138
U.S. Treasury Bonds, 3.625%, 2/15/2044		10,485,000	11,488,038
U.S. Treasury Bonds, 2.875%, 11/15/2046		5,298,000	5,076,146
U.S. Treasury Bonds, 3%, 5/15/2047		6,939,000	6,811,333
U.S. Treasury Notes, 0%, 1/31/2019		18,815,000	18,520,003
U.S. Treasury Notes, 2%, 1/31/2020 (f)		18,287,000	18,145,561
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	2,983,745
U.S. Treasury Notes, 1.375%, 4/30/2020		23,653,000	23,135,591
U.S. Treasury Notes, 2%, 11/30/2022		7,250,000	7,011,543
U.S. Treasury Notes, 2.125%, 12/31/2022		6,040,000	5,868,709
U.S. Treasury Notes, 2.375%, 8/15/2024		4,102,400	3,984,296
U.S. Treasury Notes, 2.75%, 2/15/2028		15,819,000	15,570,592

			$143,200,723

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - 0.9%
Duke Energy Corp., 2.65%, 9/01/2026		$1,361,000	$1,233,562
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,413,888
EDP Finance B.V., 2%, 4/22/2025	EUR	500,000	631,128
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	330,213
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	367,652
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	654,505
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	1,200,000	1,422,979
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,740,000	1,737,805
Enersis Americas S.A., 4%, 10/25/2026		3,133,000	3,027,261
Exelon Corp., 3.497%, 6/01/2022		636,000	625,959
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	700,000	1,145,844
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,540,000	1,479,595
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	354,490
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	196,979
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	476,591
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,662,539
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	1,954,601

			$19,715,591
Total Bonds (Identified Cost, $847,004,997)			$848,580,238

Preferred Stocks - 0.5%
Consumer Products - 0.5%
Henkel AG & Co. KGaA (Identified Cost, $4,360,264)		86,031	$10,950,115

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%		15,054	$870,121
NextEra Energy, Inc., 6.371%		18,726	1,373,552
Total Convertible Preferred Stocks (Identified Cost, $2,112,955)			$2,243,673

Investment Companies (h) - 5.4%
Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $123,150,517)		123,165,998	$123,153,682

Collateral for Securities Loaned - 1.0%
JPMorgan U.S. Government Money Market Fund, 1.62% (j) (Identified Cost, $22,670,921)		22,670,921	$22,670,921

Other Assets, Less Liabilities - (1.4)%			(32,080,400)
Net Assets - 100.0%			$2,260,801,916

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $123,153,682 and $2,169,728,634, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $67,540,184, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.897% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$909,370	$912,016
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	2,569,000	2,567,659
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	314,174	361,732
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	730,453	791,108
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	544,239	519,509
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	730,168	797,245
Total Restricted Securities			$5,949,269
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	8,505,468	USD	6,619,314	Deutsche Bank AG	5/25/2018	$8,296
KRW	5,363,620,000	USD	5,012,260	Deutsche Bank AG	6/19/2018	16,637
KRW	82,580,000	USD	77,138	JPMorgan Chase Bank N.A.	6/19/2018	289
USD	1,671,208	AUD	2,160,000	Citibank N.A.	5/25/2018	44,989
USD	7,182,460	AUD	9,275,000	Deutsche Bank AG	5/25/2018	199,505
USD	5,118,183	AUD	6,672,000	Goldman Sachs International	5/25/2018	94,972
USD	5,563,820	AUD	7,203,428	JPMorgan Chase Bank N.A.	5/25/2018	140,508
USD	13,744,948	AUD	17,793,504	Merrill Lynch International	5/25/2018	348,587
USD	13,926,148	CAD	17,582,000	Goldman Sachs International	5/25/2018	225,945
USD	22,359,069	CAD	28,534,499	JPMorgan Chase Bank N.A.	5/25/2018	124,485
USD	1,617,846	CAD	2,043,000	Morgan Stanley Capital Services, Inc.	5/25/2018	25,905
USD	18,368,985	EUR	14,826,870	Citibank N.A.	5/25/2018	432,978

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	4,021,291	EUR	3,215,464	Deutsche Bank AG	5/25/2018	$131,557
USD	8,504,584	EUR	6,895,413	Goldman Sachs International	5/25/2018	163,230
USD	5,269,082	EUR	4,347,515	JPMorgan Chase Bank N.A.	5/25/2018	9,911
USD	5,125,412	EUR	4,180,000	Royal Bank of Scotland Group PLC	5/25/2018	68,882
USD	2,345,218	GBP	1,668,255	Citibank N.A.	5/25/2018	45,998
USD	2,347,995	INR	154,862,000	JPMorgan Chase Bank N.A.	5/11/2018	29,904
USD	5,512,768	JPY	588,782,000	Deutsche Bank AG	5/25/2018	118,404
USD	10,453,047	NZD	14,285,000	Deutsche Bank AG	5/25/2018	403,126
USD	8,360,220	NZD	11,420,000	JPMorgan Chase Bank N.A.	5/25/2018	325,910
USD	25,670	ZAR	305,067	JPMorgan Chase Bank N.A.	6/08/2018	1,322

						$2,961,340

Liability Derivatives
AUD	12,182,000	USD	9,477,633	Deutsche Bank AG	5/25/2018	$(306,056)
AUD	19,748,204	USD	15,366,150	Goldman Sachs International	5/25/2018	(498,137)
AUD	3,894,000	USD	3,031,393	JPMorgan Chase Bank N.A.	5/25/2018	(99,681)
AUD	2,596,000	USD	2,020,895	Royal Bank of Scotland Group PLC	5/25/2018	(66,420)
CAD	4,190,000	USD	3,313,104	JPMorgan Chase Bank N.A.	5/25/2018	(48,183)
CAD	7,750,000	USD	6,128,245	Merrill Lynch International	5/25/2018	(89,308)
CAD	5,939,000	USD	4,673,673	Morgan Stanley Capital Services, Inc.	5/25/2018	(45,900)
CHF	5,270,000	USD	5,609,217	Brown Brothers Harriman	5/25/2018	(280,542)
CZK	12,895,000	USD	630,639	Citibank N.A.	5/25/2018	(21,482)
DKK	19,214,598	USD	3,163,195	Barclays Bank PLC	5/25/2018	(43,205)
EUR	409,462	USD	506,819	Barclays Bank PLC	5/25/2018	(11,494)
EUR	1,188,751	USD	1,446,762	Deutsche Bank AG	5/25/2018	(8,734)
EUR	37,899,690	USD	47,018,735	Goldman Sachs International	5/25/2018	(1,171,628)
EUR	6,399,820	USD	7,900,505	JPMorgan Chase Bank N.A.	5/25/2018	(158,670)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
EUR	8,500,114	USD	10,599,812	Morgan Stanley Capital Services, Inc.	7/18/2018	$(272,291)
EUR	453,637	USD	558,350	Royal Bank of Scotland Group PLC	5/25/2018	(9,588)
GBP	8,461,597	USD	12,071,061	Deutsche Bank AG	5/25/2018	(409,126)
GBP	264,000	USD	372,129	Goldman Sachs International	5/25/2018	(8,279)
ILS	2,402,000	USD	689,756	Citibank N.A.	5/25/2018	(21,374)
JPY	8,899,329,025	USD	84,745,849	Goldman Sachs International	5/25/2018	(3,211,069)
JPY	28,184,000	USD	265,674	JPMorgan Chase Bank N.A.	5/25/2018	(7,455)
KRW	6,491,943,000	USD	6,102,597	JPMorgan Chase Bank N.A.	6/19/2018	(15,790)
MXN	40,995,289	USD	2,208,186	Goldman Sachs International	5/25/2018	(24,512)
NOK	2,737,000	USD	348,848	Goldman Sachs International	5/25/2018	(7,396)
NOK	9,796,801	USD	1,274,080	Morgan Stanley Capital Services, Inc.	5/25/2018	(51,887)
NZD	6,329,147	USD	4,594,986	Deutsche Bank AG	5/25/2018	(142,243)
PLN	5,974,803	USD	1,754,324	Citibank N.A.	5/25/2018	(51,621)
RUB	50,020,000	USD	816,614	JPMorgan Chase Bank N.A.	5/23/2018	(24,450)
SEK	34,042,843	USD	4,162,449	Goldman Sachs International	5/25/2018	(267,802)
SGD	2,292,000	USD	1,751,524	JPMorgan Chase Bank N.A.	5/25/2018	(22,201)
THB	93,457,750	USD	3,013,551	JPMorgan Chase Bank N.A.	5/16/2018	(53,025)
USD	6,148,147	CAD	7,906,523	Deutsche Bank AG	5/25/2018	(12,755)
USD	13,455,823	CAD	17,338,778	Morgan Stanley Capital Services, Inc.	5/25/2018	(54,857)

						$(7,517,161)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	35	$4,186,875	June - 2018	$17,145
U.S. Treasury Ultra Note 10 yr	Short	USD	336	42,971,250	June - 2018	93,281

						$110,426

Liabilitiy Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	31	$5,942,527	June - 2018	$(64,090)

At April 30, 2018, the fund had cash collateral of $4,550,000 and other liquid securities with an aggregate value of $567,127 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash in the Statement of Assets and Liabilities is comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $21,497,647 of securities on loan (identified cost, $1,814,848,944)	$2,169,728,634
Investments in affiliated issuers, at value (identified cost, $123,150,517)	123,153,682
Cash	4,216
Foreign currency, at value (identified cost, $73,542)	73,206
Restricted cash for
Forward foreign currency exchange contracts	4,550,000
Receivables for
Forward foreign currency exchange contracts	2,961,340
Investments sold	11,556
Fund shares sold	3,678,735
Interest and dividends	10,194,034
Other assets	6,052
Total assets	$2,314,361,455
Liabilities
Payables for
Forward foreign currency exchange contracts	$7,517,161
Daily variation margin on open futures contracts	91,261
Investments purchased	20,200,247
Fund shares reacquired	1,623,472
Collateral for securities loaned, at value	22,670,921
Payable to affiliates
Investment adviser	90,592
Shareholder servicing costs	756,304
Distribution and service fees	61,122
Payable for independent Trustees’ compensation	6,003
Deferred country tax expense payable	432,506
Accrued expenses and other liabilities	109,950
Total liabilities	$53,559,539
Net assets	$2,260,801,916
Net assets consist of
Paid-in capital	$1,877,603,363
Unrealized appreciation (depreciation) (net of $432,506 deferred country tax)	349,869,802
Accumulated net realized gain (loss)	30,120,829
Undistributed net investment income	3,207,922
Net assets	$2,260,801,916
Shares of beneficial interest outstanding	127,322,745

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$790,801,375	44,355,299	$17.83
Class B	43,173,308	2,377,437	18.16
Class C	299,680,345	16,739,239	17.90
Class I	704,390,555	39,913,704	17.65
Class R1	1,540,639	86,405	17.83
Class R2	16,525,308	936,702	17.64
Class R3	19,505,533	1,097,213	17.78
Class R4	5,229,418	292,889	17.85
Class R6	379,955,435	21,523,857	17.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.92 [100 / 94.25 x $17.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$17,676,874
Interest	8,856,542
Dividends from affiliated issuers	1,084,078
Income on securities loaned	58,561
Foreign taxes withheld	(1,023,075)
Total investment income	$26,652,980
Expenses
Management fee	$8,267,369
Distribution and service fees	2,980,412
Shareholder servicing costs	963,299
Administrative services fee	170,676
Independent Trustees’ compensation	17,151
Custodian fee	167,535
Shareholder communications	61,581
Audit and tax fees	37,760
Legal fees	11,645
Miscellaneous	125,944
Total expenses	$12,803,372
Fees paid indirectly	(14,239)
Reduction of expenses by investment adviser and distributor	(635,306)
Net expenses	$12,153,827
Net investment income (loss)	$14,499,153
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $51,500 country tax)	$41,583,768
Affiliated issuers	(17,285)
Futures contracts	1,129,087
Forward foreign currency exchange contracts	7,481,142
Foreign currency	59,275
Net realized gain (loss)	$50,235,987
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $196,369 increase in deferred country tax)	$(52,391,420)
Affiliated issuers	(3,280)
Futures contracts	(22,105)
Forward foreign currency exchange contracts	(3,739,619)
Translation of assets and liabilities in foreign currencies	(83,883)
Net unrealized gain (loss)	$(56,240,307)
Net realized and unrealized gain (loss)	$(6,004,320)
Change in net assets from operations	$8,494,833

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$14,499,153	$26,366,538
Net realized gain (loss)	50,235,987	34,783,325
Net unrealized gain (loss)	(56,240,307)	166,794,702
Change in net assets from operations	$8,494,833	$227,944,565
Distributions declared to shareholders
From net investment income	$(13,114,367)	$(31,624,677)
From net realized gain	(28,715,164)	—
Total distributions declared to shareholders	$(41,829,531)	$(31,624,677)
Change in net assets from fund share transactions	$143,012,110	$64,972,378
Total change in net assets	$109,677,412	$261,292,266
Net assets
At beginning of period	2,151,124,504	1,889,832,238
At end of period (including undistributed net investment income of $3,207,922 and $1,823,136, respectively)	$2,260,801,916	$2,151,124,504

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.08		$16.42		$16.49	$16.80	$16.32	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.23	(c)	$0.26	$0.25	$0.32	$0.24
Net realized and unrealized gain (loss)	(0.02)		1.70		0.40	(0.22)	0.55	1.91
Total from investment operations	$0.10		$1.93		$0.66	$0.03	$0.87	$2.15
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)		$(0.11)	$(0.16)	$(0.32)	$(0.22)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.35)		$(0.27)		$(0.73)	$(0.34)	$(0.39)	$(0.22)
Net asset value, end of period (x)	$17.83		$18.08		$16.42	$16.49	$16.80	$16.32
Total return (%) (r)(s)(t)(x)	0.50	(n)	11.88	(c)	4.21	0.20	5.41	15.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.20	(c)	1.27	1.28	1.27	1.28
Expenses after expense reductions (f)	1.09	(a)	1.08	(c)	1.12	1.13	1.17	1.22
Net investment income (loss)	1.30	(a)	1.35	(c)	1.59	1.51	1.93	1.60
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$790,801		$781,298		$823,267	$802,412	$772,769	$657,312

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class B			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.41		$16.73		$16.82	$17.21	$16.70	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.11	(c)	$0.14	$0.13	$0.20	$0.13
Net realized and unrealized gain (loss)	(0.03)		1.74		0.40	(0.22)	0.57	1.95
Total from investment operations	$0.02		$1.85		$0.54	$(0.09)	$0.77	$2.08
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.17)		$(0.01)	$(0.12)	$(0.19)	$(0.11)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.27)		$(0.17)		$(0.63)	$(0.30)	$(0.26)	$(0.11)
Net asset value, end of period (x)	$18.16		$18.41		$16.73	$16.82	$17.21	$16.70
Total return (%) (r)(s)(t)(x)	0.08	(n)	11.11	(c)	3.37	(0.53)	4.66	14.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.95	(c)	2.02	2.03	2.01	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	(c)	1.87	1.88	1.92	1.97
Net investment income (loss)	0.54	(a)	0.61	(c)	0.83	0.75	1.19	0.86
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$43,173		$48,598		$55,070	$60,197	$66,528	$64,457

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class C			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.15		$16.51		$16.60	$17.00	$16.50	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	(c)	$0.14	$0.13	$0.20	$0.13
Net realized and unrealized gain (loss)	(0.02)		1.71		0.40	(0.23)	0.57	1.92
Total from investment operations	$0.03		$1.81		$0.54	$(0.10)	$0.77	$2.05
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.17)		$(0.01)	$(0.12)	$(0.20)	$(0.11)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.28)		$(0.17)		$(0.63)	$(0.30)	$(0.27)	$(0.11)
Net asset value, end of period (x)	$17.90		$18.15		$16.51	$16.60	$17.00	$16.50
Total return (%) (r)(s)(t)(x)	0.11	(n)	11.03	(c)	3.44	(0.59)	4.70	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.95	(c)	2.02	2.03	2.02	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	(c)	1.87	1.88	1.92	1.97
Net investment income (loss)	0.55	(a)	0.60	(c)	0.84	0.75	1.17	0.85
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$299,680		$337,099		$359,421	$323,241	$308,269	$245,944

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$17.91		$16.26		$16.34	$16.65	$16.17	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	(c)	$0.31	$0.29	$0.35	$0.28
Net realized and unrealized gain (loss)	(0.03)		1.69		0.38	(0.22)	0.56	1.88
Total from investment operations	$0.11		$1.97		$0.69	$0.07	$0.91	$2.16
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)		$(0.15)	$(0.20)	$(0.36)	$(0.26)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.37)		$(0.32)		$(0.77)	$(0.38)	$(0.43)	$(0.26)
Net asset value, end of period (x)	$17.65		$17.91		$16.26	$16.34	$16.65	$16.17
Total return (%) (r)(s)(t)(x)	0.59	(n)	12.22	(c)	4.45	0.45	5.72	15.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.95	(c)	1.01	1.03	1.02	1.03
Expenses after expense reductions (f)	0.84	(a)	0.84	(c)	0.87	0.88	0.92	0.97
Net investment income (loss)	1.57	(a)	1.64	(c)	1.92	1.75	2.14	1.84
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$704,391		$585,360		$494,880	$212,571	$193,307	$108,175

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R1			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.08		$16.44		$16.54	$16.93	$16.44	$14.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	(c)	$0.13	$0.13	$0.20	$0.13
Net realized and unrealized gain (loss)	(0.02)		1.71		0.40	(0.23)	0.56	1.92
Total from investment operations	$0.02		$1.81		$0.53	$(0.10)	$0.76	$2.05
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.17)		$(0.01)	$(0.11)	$(0.20)	$(0.11)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.27)		$(0.17)		$(0.63)	$(0.29)	$(0.27)	$(0.11)
Net asset value, end of period (x)	$17.83		$18.08		$16.44	$16.54	$16.93	$16.44
Total return (%) (r)(s)(t)(x)	0.10	(n)	11.09	(c)	3.39	(0.55)	4.63	14.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.95	(c)	2.02	2.03	2.01	2.03
Expenses after expense reductions (f)	1.84	(a)	1.84	(c)	1.87	1.88	1.92	1.97
Net investment income (loss)	0.49	(a)	0.59	(c)	0.81	0.75	1.18	0.87
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$1,541		$2,578		$2,875	$3,195	$3,518	$3,613

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R2			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$17.89		$16.26		$16.35	$16.68	$16.20	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.19	(c)	$0.23	$0.21	$0.28	$0.21
Net realized and unrealized gain (loss)	(0.02)		1.68		0.38	(0.22)	0.55	1.88
Total from investment operations	$0.07		$1.87		$0.61	$(0.01)	$0.83	$2.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)		$(0.08)	$(0.14)	$(0.28)	$(0.18)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.32)		$(0.24)		$(0.70)	$(0.32)	$(0.35)	$(0.18)
Net asset value, end of period (x)	$17.64		$17.89		$16.26	$16.35	$16.68	$16.20
Total return (%) (r)(s)(t)(x)	0.36	(n)	11.59	(c)	3.93	(0.03)	5.16	14.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.45	(c)	1.52	1.53	1.51	1.53
Expenses after expense reductions (f)	1.34	(a)	1.34	(c)	1.37	1.38	1.42	1.47
Net investment income (loss)	1.02	(a)	1.11	(c)	1.40	1.25	1.69	1.38
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$16,525		$21,141		$20,926	$11,577	$9,812	$10,528

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R3			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.03		$16.37		$16.44	$16.75	$16.27	$14.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.23	(c)	$0.26	$0.25	$0.32	$0.24
Net realized and unrealized gain (loss)	(0.02)		1.71		0.40	(0.22)	0.55	1.90
Total from investment operations	$0.10		$1.94		$0.66	$0.03	$0.87	$2.14
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.28)		$(0.11)	$(0.16)	$(0.32)	$(0.22)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.35)		$(0.28)		$(0.73)	$(0.34)	$(0.39)	$(0.22)
Net asset value, end of period (x)	$17.78		$18.03		$16.37	$16.44	$16.75	$16.27
Total return (%) (r)(s)(t)(x)	0.50	(n)	11.94	(c)	4.23	0.19	5.42	15.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.20	(c)	1.27	1.27	1.27	1.28
Expenses after expense reductions (f)	1.09	(a)	1.09	(c)	1.12	1.13	1.17	1.22
Net investment income (loss)	1.29	(a)	1.35	(c)	1.62	1.50	1.93	1.59
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$19,506		$21,193		$15,157	$11,368	$13,576	$12,423

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R4			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$18.11		$16.44		$16.51	$16.82	$16.33	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.27	(c)	$0.29	$0.29	$0.36	$0.27
Net realized and unrealized gain (loss)	(0.03)		1.72		0.41	(0.22)	0.56	1.91
Total from investment operations	$0.11		$1.99		$0.70	$0.07	$0.92	$2.18
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)		$(0.15)	$(0.20)	$(0.36)	$(0.26)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.37)		$(0.32)		$(0.77)	$(0.38)	$(0.43)	$(0.26)
Net asset value, end of period (x)	$17.85		$18.11		$16.44	$16.51	$16.82	$16.33
Total return (%) (r)(s)(t)(x)	0.57	(n)	12.20	(c)	4.45	0.45	5.72	15.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.95	(c)	1.02	1.03	1.02	1.04
Expenses after expense reductions (f)	0.84	(a)	0.84	(c)	0.87	0.88	0.92	0.97
Net investment income (loss)	1.54	(a)	1.59	(c)	1.79	1.73	2.14	1.77
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$5,229		$6,063		$7,629	$10,758	$10,042	$7,938

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$17.91		$16.26		$16.34	$16.65	$16.18	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	(c)	$0.31	$0.30	$0.37	$0.29
Net realized and unrealized gain (loss)	(0.03)		1.70		0.40	(0.21)	0.55	1.89
Total from investment operations	$0.12		$1.98		$0.71	$0.09	$0.92	$2.18
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)		$(0.17)	$(0.22)	$(0.38)	$(0.27)
From net realized gain	(0.24)		—		(0.62)	(0.18)	(0.07)	—
Total distributions declared to shareholders	$(0.38)		$(0.33)		$(0.79)	$(0.40)	$(0.45)	$(0.27)
Net asset value, end of period (x)	$17.65		$17.91		$16.26	$16.34	$16.65	$16.18
Total return (%) (r)(s)(t)(x)	0.63	(n)	12.33	(c)	4.54	0.56	5.73	15.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.84	(c)	0.92	0.93	0.93	0.94
Expenses after expense reductions (f)	0.75	(a)	0.74	(c)	0.77	0.78	0.83	0.88
Net investment income (loss)	1.65	(a)	1.63	(c)	1.96	1.85	2.25	1.95
Portfolio turnover	20	(n)	41		36	54	23	40
Net assets at end of period (000 omitted)	$379,955		$347,795		$110,608	$85,585	$74,972	$61,383

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the

Notes to Financial Statements (unaudited) – continued

type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures

Notes to Financial Statements (unaudited) – continued

contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$679,432,338	$—	$—	$679,432,338
Switzerland	—	103,362,244	—	103,362,244
Japan	72,419,052	23,885,670	—	96,304,722
United Kingdom	25,862,115	69,947,233	—	95,809,348
France	—	71,918,324	—	71,918,324
Canada	46,126,014	—	—	46,126,014
Germany	10,950,115	29,934,037	—	40,884,152
Netherlands	—	31,724,910	—	31,724,910
Taiwan	28,745,258	2,311,906	—	31,057,164
Other Countries	2,180,490	99,677,769	—	101,858,259
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	144,416,829	—	144,416,829
Non-U.S. Sovereign Debt	—	359,350,392	—	359,350,392
Municipal Bonds	—	1,561,024	—	1,561,024
U.S. Corporate Bonds	—	139,631,799	—	139,631,799
Residential Mortgage-Backed Securities	—	66,710,577	—	66,710,577
Commercial Mortgage-Backed Securities	—	11,200,308	—	11,200,308
Asset-Backed Securities (including CDOs)	—	21,701,331	—	21,701,331
Foreign Bonds	—	104,007,978	—	104,007,978
Mutual Funds	145,824,603	—	—	145,824,603
Total	$1,011,539,985	$1,281,342,331	$—	$2,292,882,316

Other Financial Instruments
Futures Contracts – Assets	$110,426	$—	$—	$110,426
Futures Contracts – Liabilities	(64,090)	—	—	(64,090)
Forward Foreign Currency Exchange Contracts – Assets	—	2,961,340	—	2,961,340
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,517,161)	—	(7,517,161)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $358,142,511 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $65,797,996 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exhcange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$110,426	$(64,090)
Foreign Exchange	Forward Foreign Currency Exchange	2,961,340	(7,517,161)
Total		$3,071,766	$(7,581,251)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,129,087	$—
Foreign Exchange	—	7,481,142
Total	$1,129,087	$7,481,142

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(22,105)	$—
Foreign Exchange	—	(3,739,619)
Total	$(22,105)	$(3,739,619)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party

Notes to Financial Statements (unaudited) – continued

to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the

Notes to Financial Statements (unaudited) – continued

terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $21,497,647. The fair value of the fund’s investment securities on loan and a related liability of $22,670,921 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$31,624,677

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$1,965,873,652
Gross appreciation	359,924,093
Gross depreciation	(32,915,429)
Net unrealized appreciation (depreciation)	$327,008,664

As of 10/31/17
Undistributed ordinary income	3,736,739
Undistributed long-term capital gain	26,821,692
Other temporary differences	9,371
Net unrealized appreciation (depreciation)	385,965,449

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 4/30/18	Year ended 10/31/17	Six months ended 4/30/18	Year ended 10/31/17
Class A	$4,546,915	$12,539,744	$10,187,177	$—
Class B	76,913	503,420	608,436	—
Class C	660,814	3,430,157	4,409,043	—
Class I	4,754,805	10,594,750	8,175,407	—
Class R1	3,714	27,145	31,776	—
Class R2	81,206	304,116	253,835	—
Class R3	119,513	314,856	272,032	—
Class R4	36,337	102,552	66,180	—
Class R5	2,834,150	3,807,937	4,711,278	—
Total	$13,114,367	$31,624,677	$28,715,164	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $99,075, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.78%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2019. For the six months ended April 30, 2018, this reduction amounted to $524,522, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $131,807 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$973,426
Class B	0.75%	0.25%	1.00%	1.00%	232,920
Class C	0.75%	0.25%	1.00%	1.00%	1,694,004
Class R1	0.75%	0.25%	1.00%	1.00%	9,116
Class R2	0.25%	0.25%	0.50%	0.50%	45,738
Class R3	—	0.25%	0.25%	0.25%	25,208
Total Distribution and Service Fees					$2,980,412

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2018, this rebate amounted to $11,076, $96, $536, and $1 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2018, were as follows:

Amount
Class A	$1,282
Class B	23,954
Class C	12,416

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

Notes to Financial Statements (unaudited) – continued

six months ended April 30, 2018, the fee was $92,008, which equated to 0.0083% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $871,291.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $480 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,077 at April 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $1,828 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

On March 16, 2017, MFS redeemed 8,930 shares of Class I for an aggregate amount of $149,517.

On September 20, 2017, MFS redeemed 7,585 shares of Class I for an aggregate amount of $134,165.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $694,800 and $271,379, respectively. The sales transactions resulted in net realized gains (losses) of $81,454.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$177,221,310	$76,809,365
Non-U.S. Government securities	$455,021,665	$336,490,292

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,063,360	$91,819,722	7,763,917	$132,890,885
Class B	121,893	2,263,640	223,540	3,869,939
Class C	1,797,921	32,982,964	3,086,641	53,182,234
Class I	9,382,051	169,330,240	20,906,158	350,758,949
Class R1	6,523	118,785	17,317	294,335
Class R2	196,561	3,542,553	504,925	8,433,502
Class R3	106,988	1,942,386	629,402	10,626,694
Class R4	77,398	1,417,131	204,120	3,452,000
Class R6	3,313,400	59,793,460	16,198,131	272,368,850
	20,066,095	$363,210,881	49,534,151	$835,877,388

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	756,240	$13,674,169	689,176	$11,743,380
Class B	33,105	610,779	25,231	436,395
Class C	236,243	4,296,663	161,441	2,757,937
Class I	605,526	10,834,037	533,171	9,041,542
Class R1	1,959	35,490	1,598	27,145
Class R2	6,417	114,907	5,950	99,924
Class R3	21,713	391,545	18,444	314,856
Class R4	5,665	102,517	5,196	89,626
Class R6	400,888	7,172,940	204,030	3,510,231
	2,067,756	$37,233,047	1,644,237	$28,021,036

Shares reacquired
Class A	(4,669,668)	$(85,148,918)	(15,392,309)	$(259,994,617)
Class B	(417,928)	(7,766,580)	(899,951)	(15,693,848)
Class C	(3,864,091)	(70,125,166)	(6,452,912)	(110,635,593)
Class I	(2,766,389)	(49,964,769)	(19,181,824)	(324,719,762)
Class R1	(64,653)	(1,172,570)	(51,195)	(852,750)
Class R2	(447,761)	(8,101,690)	(616,540)	(10,479,472)
Class R3	(206,808)	(3,757,505)	(398,173)	(6,824,389)
Class R4	(125,001)	(2,294,649)	(338,578)	(5,552,425)
Class R6	(1,609,346)	(29,099,971)	(3,784,794)	(64,173,190)
	(14,171,645)	$(257,431,818)	(47,116,276)	$(798,926,046)

Net change
Class A	1,149,932	$20,344,973	(6,939,216)	$(115,360,352)
Class B	(262,930)	(4,892,161)	(651,180)	(11,387,514)
Class C	(1,829,927)	(32,845,539)	(3,204,830)	(54,695,422)
Class I	7,221,188	130,199,508	2,257,505	35,080,729
Class R1	(56,171)	(1,018,295)	(32,280)	(531,270)
Class R2	(244,783)	(4,444,230)	(105,665)	(1,946,046)
Class R3	(78,107)	(1,423,574)	249,673	4,117,161
Class R4	(41,938)	(775,001)	(129,262)	(2,010,799)
Class R6	2,104,942	37,866,429	12,617,367	211,705,891
	7,962,206	$143,012,110	4,062,112	$64,972,378

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $6,987 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		222,231,761	191,995,779	(291,061,542)	123,165,998

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(17,285)	$(3,280)	$—	$1,084,078	$123,153,682

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

April 30, 2018

MFS® Utilities Fund

MMU-SEM

MFS® Utilities Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exelon Corp.	6.6%
EDP Renovaveis S.A.	5.1%
NextEra Energy, Inc.	4.1%
PPL Corp.	3.5%
Enel S.p.A	3.2%
Com Hem Holding AB	3.0%
American Electric Power Co., Inc.	2.6%
American Tower Corp., REIT	2.6%
Enterprise Products Partnership LP	2.5%
NRG Energy, Inc.	2.3%

Top five industries
Utilities – Electric Power	58.9%
Natural Gas – Pipeline	14.7%
Telephone Services	8.2%
Telecommunications – Wireless	6.6%
Cable TV	3.9%

Issuer country weightings (x)
United States	63.0%
Canada	6.0%
Portugal	5.8%
Spain	3.4%
Italy	3.2%
Sweden	3.2%
United Kingdom	2.5%
Brazil	2.2%
China	2.1%
Other Countries	8.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.00%	$1,000.00	$998.05	$4.95
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
B	Actual	1.75%	$1,000.00	$994.36	$8.65
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
C	Actual	1.75%	$1,000.00	$994.74	$8.66
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
I	Actual	0.75%	$1,000.00	$999.71	$3.72
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R1	Actual	1.75%	$1,000.00	$994.42	$8.65
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R2	Actual	1.25%	$1,000.00	$996.80	$6.19
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R3	Actual	1.00%	$1,000.00	$998.02	$4.95
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R4	Actual	0.75%	$1,000.00	$999.22	$3.72
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R6	Actual	0.65%	$1,000.00	$999.70	$3.22
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.3%
Issuer	Shares/Par	Value ($)
Cable TV - 3.9%
Altice USA, Inc. (a)(l)	2,404,483	$43,040,246
Comcast Corp., “A”	1,955,778	61,391,871
NOS, SGPS, S.A.	4,494,391	26,664,627

		$131,096,744
Energy - Independent - 1.4%
Targa Resources Corp.	579,612	$27,224,375
Western Gas Equity Partners LP	579,876	19,651,998

		$46,876,373
Natural Gas - Distribution - 2.9%
Atmos Energy Corp.	20,707	$1,799,231
China Resources Gas Group Ltd.	13,424,000	49,380,427
Sempra Energy	433,090	48,419,462

		$99,599,120
Natural Gas - Pipeline - 14.7%
APA Group	3,056,641	$19,162,323
Cheniere Energy, Inc. (a)	1,175,670	68,376,967
Enbridge, Inc.	1,870,013	56,641,462
Energy Transfer Partners LP	1,219,092	21,968,038
Enterprise Products Partners LP	3,202,413	85,952,765
EQT GP Holdings LP	153,045	3,826,125
EQT Midstream Partners LP	782,981	44,050,511
Kinder Morgan, Inc.	1,240,113	19,618,588
ONEOK, Inc.	133,746	8,054,184
Plains All American Pipeline LP	1,612,127	37,901,106
SemGroup Corp., “A”	452,892	11,390,234
Tallgrass Energy GP LP (l)	245,981	5,032,771
TransCanada Corp.	1,522,167	64,540,497
Williams Cos., Inc.	1,396,217	35,924,664
Williams Partners LP	517,438	18,834,743

		$501,274,978
Telecommunications - Wireless - 6.6%
Advanced Info Service PLC	2,818,300	$18,574,347
America Movil S.A.B. de C.V., “L”, ADR	332,741	6,152,381
American Tower Corp., REIT	645,043	87,958,064
Cellnex Telecom S.A.U.	1,630,909	43,566,367
KDDI Corp.	712,500	19,142,083

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
Millicom International Cellular S.A. SDR	96,573	$6,440,663
Mobile TeleSystems PJSC, ADR	2,231,652	23,432,346
Vodafone Group PLC	6,106,117	17,766,638

		$223,032,889
Telephone Services - 8.2%
Com Hem Holding AB	5,865,551	$101,949,588
France Telecom	1,940,655	35,276,058
Globe Telecom, Inc.	54,190	1,612,626
Hellenic Telecommunications Organization S.A.	2,204,291	32,002,656
PT XL Axiata Tbk (a)	75,827,725	11,513,289
Royal KPN N.V.	10,843,692	33,616,844
Telefonica Brasil S.A., ADR	1,444,510	20,396,481
Telesites S.A.B. de C.V. (a)	10,872,500	8,383,116
TELUS Corp.	936,180	33,504,008

		$278,254,666
Utilities - Electric Power - 55.7%
AES Corp.	4,818,997	$58,984,523
American Electric Power Co., Inc.	1,268,784	88,789,504
Avangrid, Inc.	612,746	32,297,842
CenterPoint Energy, Inc.	921,899	23,351,702
China Longyuan Electric Power Group Corp.	22,891,000	22,490,519
CLP Holdings Ltd.	165,500	1,713,428
CMS Energy Corp.	229,894	10,848,698
Covanta Holding Corp.	1,395,907	20,799,014
Duke Energy Corp.	705,674	56,566,828
Edison International	850,844	55,747,299
EDP Renovaveis S.A.	17,914,112	172,199,330
Emera, Inc.	1,542,995	48,058,234
Enel Americas S.A.	6,022,421	1,375,605
Enel S.p.A	17,436,548	110,442,247
Energias do Brasil S.A.	1,674,304	6,638,525
Enersis Americas S.A., ADR	1,961,387	22,261,742
Engie Brasil Energia S.A.	1,503,700	15,877,444
Entergy Corp.	21,528	1,756,470
Eversource Energy	239,344	14,420,476
Exelon Corp.	5,657,095	224,473,530
Great Plains Energy, Inc.	1,075,988	35,217,087
Iberdrola S.A.	9,354,804	72,116,090
NextEra Energy Partners LP	1,169,828	48,746,733
NextEra Energy, Inc.	859,981	140,959,486
NRG Energy, Inc.	2,531,271	78,469,401
NRG Yield, Inc., “A”	1,473,832	25,954,181

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
NRG Yield, Inc., “C”	384,649	$6,846,752
NTPC Ltd.	7,549,039	19,436,200
PG&E Corp.	1,221,257	56,299,948
PPL Corp.	4,123,232	119,986,051
Public Service Enterprise Group, Inc.	850,705	44,364,266
RWE AG	1,628,353	39,082,182
Southern Co.	1,370,583	63,211,288
SSE PLC	3,515,014	66,707,687
Vistra Energy Corp. (a)	3,192,772	72,954,840
Westar Energy, Inc.	144,533	7,830,798
Xcel Energy, Inc.	152,913	7,162,445

		$1,894,438,395
Utilities - Water - 0.9%
Companhia de Saneamento Basico do Estado de Sao Paulo	3,201,100	$32,127,962
Total Common Stocks (Identified Cost, $2,712,750,635)		$3,206,701,127

Convertible Preferred Stocks - 4.5%
Energy - Independent - 0.6%
Western Gas Equity Partners LP, 7.5%	717,222	$21,982,854

Natural Gas - Distribution - 0.7%
Sempra Energy, 6%	147,790	$15,197,246
South Jersey Industries, Inc., 7.25%	176,426	9,174,152

		$24,371,398
Utilities - Electric Power - 3.2%
Dominion Energy, Inc., 6.75%	544,605	$25,019,154
NextEra Energy, Inc., 6.123%	785,417	45,397,103
NextEra Energy, Inc., 6.371%	298,926	21,926,222
Vistra Energy Corp., 7%	159,765	15,017,910

		$107,360,389
Total Convertible Preferred Stocks (Identified Cost, $150,051,762)		$153,714,641

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $13,169,495)	13,171,536	$13,170,219

7

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.3%
Issuer	Shares/Par	Value ($)
JPMorgan U.S. Government Money Market Fund, 1.62% (j) (Identified Cost, $12,455,475)	12,455,475	$12,455,475

Other Assets, Less Liabilities - 0.5%		15,956,889
Net Assets - 100.0%		$3,401,998,351

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $13,170,219 and $3,372,871,243, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,744,519	USD	2,125,402	Barclays Bank PLC	5/25/2018	$13,176
CAD	262,366	USD	203,949	Morgan Stanley Capital Services, Inc.	5/25/2018	491
USD	1,349,057	CAD	1,702,888	Brown Brothers Harriman	5/25/2018	22,137
USD	4,394,182	EUR	3,546,000	Citibank N.A.	5/25/2018	104,600
USD	246,816,971	EUR	198,816,503	JPMorgan Chase Bank N.A.	5/25/2018	6,309,424
USD	10,219,615	EUR	8,448,000	Merrill Lynch International	5/25/2018	102
USD	110,411,659	EUR	88,540,407	Morgan Stanley Capital Services, Inc.	7/18/2018	2,836,289
USD	228,084	EUR	183,718	Royal Bank of Scotland Group PLC	5/25/2018	5,841
USD	47,877,599	GBP	33,561,339	Deutsche Bank AG	5/25/2018	1,622,722

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,526,485	GBP	1,075,000	JPMorgan Chase Bank N.A.	5/25/2018	$44,899

						$10,959,681

Liability Derivatives
CAD	5,184,000	USD	4,118,401	HSBC Bank	5/25/2018	$(78,937)
CAD	8,095,735	USD	6,425,996	JPMorgan Chase Bank N.A.	5/25/2018	(117,657)
EUR	1,354,218	USD	1,675,023	BNP Paribas S.A.	5/25/2018	(36,831)
EUR	1,815,853	USD	2,240,891	Brown Brothers Harriman	5/25/2018	(44,259)
EUR	1,710,060	USD	2,110,465	Citibank N.A.	5/25/2018	(41,813)
EUR	5,824,258	USD	7,198,959	Deutsche Bank AG	5/25/2018	(153,377)
EUR	720,605	USD	894,576	Merrill Lynch International	5/25/2018	(22,863)
EUR	3,364,536	USD	4,187,002	Morgan Stanley Capital Services, Inc.	5/25/2018	(116,937)
EUR	2,135,247	USD	2,639,678	Royal Bank of Scotland Group PLC	5/25/2018	(56,678)
EUR	1,015,063	USD	1,259,064	State Street Bank Corp.	5/25/2018	(31,146)
USD	133,572,608	CAD	172,370,107	Merrill Lynch International	5/25/2018	(741,207)
USD	2,728,739	GBP	1,982,000	Morgan Stanley Capital Services, Inc.	5/25/2018	(2,891)

						$(1,444,596)

At April 30, 2018, the fund had cash collateral of $710,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $15,401,414 of securities on loan (identified cost, $2,875,257,872)	$3,372,871,243
Investments in affiliated issuers, at value (identified cost, $13,169,495)	13,170,219
Foreign currency, at value (identified cost, $6,500)	6,500
Restricted cash for
Uncleared derivatives	710,000
Receivables for
Forward foreign currency exchange contracts	10,959,681
Investments sold	15,453,084
Fund shares sold	1,285,935
Interest and dividends	11,591,883
Other assets	9,998
Total assets	$3,426,058,543
Liabilities
Payable to custodian	$502,682
Payables for
Distributions	471,029
Forward foreign currency exchange contracts	1,444,596
Investments purchased	1,441
Fund shares reacquired	5,450,784
Collateral for securities loaned, at value (c)	12,455,475
Payable to affiliates
Investment adviser	224,572
Shareholder servicing costs	1,716,703
Distribution and service fees	123,817
Payable for independent Trustees’ compensation	7,814
Deferred country tax expense payable	1,431,470
Accrued expenses and other liabilities	229,809
Total liabilities	$24,060,192
Net assets	$3,401,998,351
Net assets consist of
Paid-in capital	$2,909,002,711
Unrealized appreciation (depreciation) (net of $1,406,031 deferred country tax)	505,734,021
Accumulated net realized gain (loss)	(6,653,888)
Accumulated net investment loss	(6,084,493)
Net assets	$3,401,998,351
Shares of beneficial interest outstanding	169,325,105

(c)	Non-cash collateral is not included.

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,838,093,000	91,474,403	$20.09
Class B	129,182,699	6,461,227	19.99
Class C	475,271,979	23,774,370	19.99
Class I	616,489,127	30,561,377	20.17
Class R1	7,015,127	351,609	19.95
Class R2	66,196,865	3,303,769	20.04
Class R3	82,375,087	4,101,629	20.08
Class R4	63,504,056	3,157,804	20.11
Class R6	123,870,411	6,138,917	20.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.32 [100 / 94.25 x $20.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$66,892,595
Dividends from affiliated issuers	366,918
Income on securities loaned	320,052
Interest	537
Foreign taxes withheld	(2,481,345)
Total investment income	$65,098,757
Expenses
Management fee	$10,492,313
Distribution and service fees	6,233,389
Shareholder servicing costs	2,112,814
Administrative services fee	268,507
Independent Trustees’ compensation	20,949
Custodian fee	249,355
Shareholder communications	115,927
Audit and tax fees	36,957
Legal fees	21,714
Miscellaneous	128,784
Total expenses	$19,680,709
Fees paid indirectly	(45,642)
Reduction of expenses by investment adviser and distributor	(185,060)
Net expenses	$19,450,007
Net investment income (loss)	$45,648,750
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $350,973 country tax)	$(1,426,999)
Affiliated issuers	(10,042)
Forward foreign currency exchange contracts	(13,404,176)
Foreign currency	48,965
Net realized gain (loss)	$(14,792,252)
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $641,711 increase in deferred country tax)	$(49,028,177)
Affiliated issuers	669
Forward foreign currency exchange contracts	1,866,219
Translation of assets and liabilities in foreign currencies	25,734
Net unrealized gain (loss)	$(47,135,555)
Net realized and unrealized gain (loss)	$(61,927,807)
Change in net assets from operations	$(16,279,057)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$45,648,750	$101,277,739
Net realized gain (loss)	(14,792,252)	93,053,589
Net unrealized gain (loss)	(47,135,555)	345,232,054
Change in net assets from operations	$(16,279,057)	$539,563,382
Distributions declared to shareholders
From net investment income	$(40,282,955)	$(140,733,821)
From net realized gain	(14,614,516)	—
Total distributions declared to shareholders	$(54,897,471)	$(140,733,821)
Change in net assets from fund share transactions	$(359,774,201)	$(873,692,573)
Total change in net assets	$(430,950,729)	$(474,863,012)
Net assets
At beginning of period	3,832,949,080	4,307,812,092
At end of period (including accumulated net investment loss of $6,084,493 and accumulated distributions in excess of net investment income of $11,450,288, respectively)	$3,401,998,351	$3,832,949,080

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.46		$18.49		$19.25	$23.34	$21.80	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.51	(c)	$0.70	$0.45	$0.66	$0.60
Net realized and unrealized gain (loss)	(0.32)		2.15		0.07	(2.73)	2.42	3.17
Total from investment operations	$(0.05)		$2.66		$0.77	$(2.28)	$3.08	$3.77
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.69)		$(0.46)	$(0.47)	$(0.64)	$(0.57)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.32)		$(0.69)		$(1.53)	$(1.81)	$(1.54)	$(0.58)
Net asset value, end of period (x)	$20.09		$20.46		$18.49	$19.25	$23.34	$21.80
Total return (%) (r)(s)(t)(x)	(0.24	)(n)	14.73	(c)	4.91	(10.42)	14.99	20.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	(c)	1.00	0.99	0.97	1.01
Expenses after expense reductions (f)	1.00	(a)	1.01	(c)	0.99	0.99	0.97	1.01
Net investment income (loss)	2.70	(a)	2.64	(c)	3.85	2.10	2.97	2.97
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$1,838,093		$1,951,500		$2,431,147	$2,926,491	$3,597,063	$3,242,884

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class B			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.36		$18.40		$19.16	$23.24	$21.71	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	(c)	$0.55	$0.28	$0.49	$0.44
Net realized and unrealized gain (loss)	(0.32)		2.14		0.08	(2.71)	2.41	3.15
Total from investment operations	$(0.13)		$2.50		$0.63	$(2.43)	$2.90	$3.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.54)		$(0.32)	$(0.31)	$(0.47)	$(0.42)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.54)		$(1.39)	$(1.65)	$(1.37)	$(0.43)
Net asset value, end of period (x)	$19.99		$20.36		$18.40	$19.16	$23.24	$21.71
Total return (%) (r)(s)(t)(x)	(0.61	)(n)	13.87	(c)	4.15	(11.09)	14.15	19.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Expenses after expense reductions (f)	1.75	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Net investment income (loss)	1.92	(a)	1.89	(c)	3.05	1.34	2.23	2.21
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$129,183		$156,814		$198,512	$260,079	$332,141	$305,988

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class C			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.36		$18.40		$19.16	$23.24	$21.71	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	(c)	$0.56	$0.29	$0.49	$0.44
Net realized and unrealized gain (loss)	(0.31)		2.14		0.07	(2.72)	2.41	3.15
Total from investment operations	$(0.13)		$2.50		$0.63	$(2.43)	$2.90	$3.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.54)		$(0.32)	$(0.31)	$(0.47)	$(0.42)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.54)		$(1.39)	$(1.65)	$(1.37)	$(0.43)
Net asset value, end of period (x)	$19.99		$20.36		$18.40	$19.16	$23.24	$21.71
Total return (%) (r)(s)(t)(x)	(0.62	)(n)	13.87	(c)	4.15	(11.09)	14.16	19.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Expenses after expense reductions (f)	1.75	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Net investment income (loss)	1.86	(a)	1.90	(c)	3.09	1.35	2.21	2.21
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$475,272		$640,795		$757,086	$945,033	$1,145,572	$917,978

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.54		$18.56		$19.31	$23.41	$21.86	$18.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.56	(c)	$0.76	$0.50	$0.71	$0.65
Net realized and unrealized gain (loss)	(0.32)		2.16		0.06	(2.73)	2.44	3.17
Total from investment operations	$(0.03)		$2.72		$0.82	$(2.23)	$3.15	$3.82
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.74)		$(0.50)	$(0.53)	$(0.70)	$(0.62)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.34)		$(0.74)		$(1.57)	$(1.87)	$(1.60)	$(0.63)
Net asset value, end of period (x)	$20.17		$20.54		$18.56	$19.31	$23.41	$21.86
Total return (%) (r)(s)(t)(x)	(0.13	)(n)	15.02	(c)	5.20	(10.20)	15.28	20.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	(c)	0.75	0.74	0.72	0.76
Expenses after expense reductions (f)	0.75	(a)	0.76	(c)	0.75	0.74	0.72	0.76
Net investment income (loss)	2.92	(a)	2.86	(c)	4.18	2.33	3.14	3.21
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$616,489		$682,272		$508,566	$636,784	$864,695	$566,374

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R1			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.32		$18.37		$19.13	$23.21	$21.68	$18.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	(c)	$0.56	$0.29	$0.49	$0.44
Net realized and unrealized gain (loss)	(0.32)		2.13		0.08	(2.72)	2.41	3.15
Total from investment operations	$(0.13)		$2.49		$0.64	$(2.43)	$2.90	$3.59
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.54)		$(0.33)	$(0.31)	$(0.47)	$(0.42)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.54)		$(1.40)	$(1.65)	$(1.37)	$(0.43)
Net asset value, end of period (x)	$19.95		$20.32		$18.37	$19.13	$23.21	$21.68
Total return (%) (r)(s)(t)(x)	(0.61	)(n)	13.84	(c)	4.17	(11.11)	14.18	19.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Expenses after expense reductions (f)	1.75	(a)	1.76	(c)	1.75	1.74	1.72	1.76
Net investment income (loss)	1.92	(a)	1.90	(c)	3.14	1.34	2.21	2.22
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$7,015		$7,623		$10,305	$10,865	$14,177	$12,041

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R2			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.40		$18.44		$19.20	$23.29	$21.75	$18.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.46	(c)	$0.65	$0.39	$0.60	$0.54
Net realized and unrealized gain (loss)	(0.31)		2.14		0.07	(2.72)	2.42	3.16
Total from investment operations	$(0.07)		$2.60		$0.72	$(2.33)	$3.02	$3.70
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.64)		$(0.41)	$(0.42)	$(0.58)	$(0.52)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.29)		$(0.64)		$(1.48)	$(1.76)	$(1.48)	$(0.53)
Net asset value, end of period (x)	$20.04		$20.40		$18.44	$19.20	$23.29	$21.75
Total return (%) (r)(s)(t)(x)	(0.32	)(n)	14.42	(c)	4.66	(10.66)	14.74	20.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.26	(c)	1.25	1.24	1.22	1.26
Expenses after expense reductions (f)	1.25	(a)	1.26	(c)	1.25	1.24	1.22	1.26
Net investment income (loss)	2.42	(a)	2.39	(c)	3.61	1.84	2.69	2.71
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$66,197		$78,248		$92,123	$104,858	$137,813	$116,355

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R3			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.45		$18.48		$19.24	$23.33	$21.79	$18.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.51	(c)	$0.71	$0.45	$0.65	$0.52
Net realized and unrealized gain (loss)	(0.31)		2.15		0.06	(2.73)	2.43	3.25
Total from investment operations	$(0.05)		$2.66		$0.77	$(2.28)	$3.08	$3.77
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.69)		$(0.46)	$(0.47)	$(0.64)	$(0.56)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.32)		$(0.69)		$(1.53)	$(1.81)	$(1.54)	$(0.57)
Net asset value, end of period (x)	$20.08		$20.45		$18.48	$19.24	$23.33	$21.79
Total return (%) (r)(s)(t)(x)	(0.25	)(n)	14.74	(c)	4.91	(10.42)	15.00	20.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	(c)	0.99	0.99	0.97	1.00
Expenses after expense reductions (f)	1.00	(a)	1.01	(c)	0.99	0.99	0.97	1.00
Net investment income (loss)	2.67	(a)	2.64	(c)	3.91	2.09	2.93	2.67
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$82,375		$99,454		$128,051	$134,801	$177,562	$135,710

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R4			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.48		$18.51		$19.26	$23.35	$21.81	$18.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.56	(c)	$0.74	$0.50	$0.71	$0.65
Net realized and unrealized gain (loss)	(0.32)		2.15		0.08	(2.72)	2.43	3.16
Total from investment operations	$(0.03)		$2.71		$0.82	$(2.22)	$3.14	$3.81
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.74)		$(0.50)	$(0.53)	$(0.70)	$(0.62)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.34)		$(0.74)		$(1.57)	$(1.87)	$(1.60)	$(0.63)
Net asset value, end of period (x)	$20.11		$20.48		$18.51	$19.26	$23.35	$21.81
Total return (%) (r)(s)(t)(x)	(0.13	)(n)	15.01	(c)	5.21	(10.19)	15.26	20.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	(c)	0.74	0.74	0.72	0.76
Expenses after expense reductions (f)	0.75	(a)	0.76	(c)	0.74	0.74	0.72	0.76
Net investment income (loss)	2.93	(a)	2.89	(c)	4.11	2.33	3.19	3.22
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$63,504		$79,612		$89,124	$100,251	$144,910	$108,572

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)
Net asset value, beginning of period	$20.54		$18.56		$19.31	$23.42	$21.86	$18.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30		$0.57	(c)	$0.78	$0.53	$0.62	$0.72
Net realized and unrealized gain (loss)	(0.31)		2.17		0.06	(2.75)	2.55	3.12
Total from investment operations	$(0.01)		$2.74		$0.84	$(2.22)	$3.17	$3.84
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.76)		$(0.52)	$(0.55)	$(0.71)	$(0.64)
From net realized gain	(0.08)		—		(1.07)	(1.34)	(0.90)	(0.01)
Total distributions declared to shareholders	$(0.35)		$(0.76)		$(1.59)	$(1.89)	$(1.61)	$(0.65)
Net asset value, end of period (x)	$20.18		$20.54		$18.56	$19.31	$23.42	$21.86
Total return (%) (r)(s)(t)(x)	(0.03	)(n)	15.13	(c)	5.30	(10.15)	15.42	20.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.66	(c)	0.65	0.63	0.63	0.65
Expenses after expense reductions (f)	0.65	(a)	0.66	(c)	0.65	0.63	0.63	0.65
Net investment income (loss)	3.02	(a)	2.93	(c)	4.31	2.48	2.71	3.48
Portfolio turnover	11	(n)	24		27	45	46	54
Net assets at end of period (000 omitted)	$123,870		$136,631		$92,898	$75,962	$50,344	$2,492

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

23

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

24

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,085,151,834	$15,017,910	$—	$2,100,169,744
Canada	202,744,202	—	—	202,744,202
Portugal	172,199,330	26,664,627	—	198,863,957
Spain	—	115,682,457	—	115,682,457
Italy	—	110,442,247	—	110,442,247
Sweden	108,390,251	—	—	108,390,251
United Kingdom	—	84,474,324	—	84,474,324
Brazil	75,040,414	—	—	75,040,414
China	—	71,870,946	—	71,870,946
Other Countries	121,442,081	171,295,145	—	292,737,226
Mutual Funds	25,625,694	—	—	25,625,694
Total	$2,790,593,806	$595,447,656	$—	$3,386,041,462

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$10,959,681	$—	$10,959,681
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,444,596)	—	(1,444,596)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $540,979,648 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $19,142,083 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

25

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$10,959,681	$(1,444,596)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(13,404,176)

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$1,866,219

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

27

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $15,401,414. The fair value of the fund’s investment securities on loan and a related liability of $12,455,475 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $3,218,347. The collateral on securities loaned exceeded the value of securities on loan at period end.

28

Notes to Financial Statements (unaudited) – continued

The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

29

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to certain preferred stock treated as debt for tax purposes, partnership adjustments, wash sales loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$138,993,782
Long-term capital gains	1,740,039
Total distributions	$140,733,821

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$2,915,761,827
Gross appreciation	680,852,184
Gross depreciation	(210,572,549)
Net unrealized appreciation (depreciation)	$470,279,635

As of 10/31/17
Undistributed long-term capital gain	14,613,588
Other temporary differences	86,985,954
Net unrealized appreciation (depreciation)	462,572,626

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

30

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 4/30/18	Year ended 10/31/17	Six months ended 4/30/18	Year ended 10/31/17
Class A	$21,597,222	$79,134,554	$7,417,600	$—
Class B	1,147,754	4,981,115	587,465	—
Class C	4,710,572	19,770,266	2,452,902	—
Class I	8,351,484	22,401,656	2,646,963	—
Class R1	59,288	254,278	29,705	—
Class R2	748,775	2,878,587	292,809	—
Class R3	1,045,990	3,906,930	368,744	—
Class R4	914,789	3,267,838	291,042	—
Class R6	1,707,081	4,138,597	527,286	—
Total	$40,282,955	$140,733,821	$14,614,516	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $157,474, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $89,770 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

31

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,263,336
Class B	0.75%	0.25%	1.00%	1.00%	702,737
Class C	0.75%	0.25%	1.00%	1.00%	2,944,817
Class R1	0.75%	0.25%	1.00%	1.00%	35,683
Class R2	0.25%	0.25%	0.50%	0.50%	176,241
Class R3	—	0.25%	0.25%	0.25%	110,575
Total Distribution and Service Fees					$6,233,389

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2018, this rebate amounted to $25,292, $482, $1,718, $61, and $33 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2018, were as follows:

Amount
Class A	$8,546
Class B	90,629
Class C	6,786

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2018, the fee was $257,274, which equated to 0.0145% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,855,540.

32

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $567 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2018. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,070 at April 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $3,002 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 45,165 shares of Class I for an aggregate amount of $863,094.

On September 20, 2017, MFS redeemed 10,149 shares of Class I for an aggregate amount of $208,156.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the

33

Notes to Financial Statements (unaudited) – continued

Investment Company Act of 1940. During the six months ended April 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,678,507.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $397,277,717 and $733,853,237, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,120,630	$142,476,806	9,957,655	$189,795,382
Class B	125,171	2,494,428	387,186	7,341,442
Class C	472,667	9,405,558	1,329,414	25,256,099
Class I	3,491,784	70,336,949	18,093,011	345,398,901
Class R1	27,581	546,097	98,187	1,849,298
Class R2	230,978	4,601,180	787,958	15,025,759
Class R3	280,703	5,612,105	1,003,786	19,101,338
Class R4	320,900	6,446,029	905,068	17,235,598
Class R6	605,404	12,184,114	4,026,494	77,262,344
	12,675,818	$254,103,266	36,588,759	$698,266,161

Shares issued to shareholders in reinvestment of distributions
Class A	1,373,150	$27,483,243	4,012,761	$75,432,404
Class B	75,650	1,507,355	231,671	4,306,157
Class C	325,949	6,490,955	916,802	17,068,040
Class I	473,377	9,511,617	1,005,791	19,227,860
Class R1	4,476	88,973	13,687	253,640
Class R2	49,629	990,766	146,369	2,743,012
Class R3	70,700	1,414,678	207,407	3,902,652
Class R4	57,344	1,148,787	163,143	3,084,349
Class R6	89,031	1,789,568	162,517	3,133,571
	2,519,306	$50,425,942	6,860,148	$129,151,685

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,398,391)	$(247,857,061)	(50,064,656)	$(954,003,801)
Class B	(1,441,289)	(28,694,006)	(3,705,442)	(70,060,687)
Class C	(8,502,489)	(169,043,385)	(11,917,071)	(226,504,305)
Class I	(6,625,243)	(132,675,989)	(13,279,348)	(256,166,648)
Class R1	(55,571)	(1,106,412)	(297,873)	(5,619,517)
Class R2	(811,864)	(16,196,952)	(2,094,684)	(40,122,884)
Class R3	(1,113,082)	(22,341,000)	(3,276,213)	(61,756,043)
Class R4	(1,108,434)	(22,030,511)	(1,995,928)	(38,381,000)
Class R6	(1,206,729)	(24,358,093)	(2,541,837)	(48,495,534)
	(33,263,092)	$(664,303,409)	(89,173,052)	$(1,701,110,419)

Net change
Class A	(3,904,611)	$(77,897,012)	(36,094,240)	$(688,776,015)
Class B	(1,240,468)	(24,692,223)	(3,086,585)	(58,413,088)
Class C	(7,703,873)	(153,146,872)	(9,670,855)	(184,180,166)
Class I	(2,660,082)	(52,827,423)	5,819,454	108,460,113
Class R1	(23,514)	(471,342)	(185,999)	(3,516,579)
Class R2	(531,257)	(10,605,006)	(1,160,357)	(22,354,113)
Class R3	(761,679)	(15,314,217)	(2,065,020)	(38,752,053)
Class R4	(730,190)	(14,435,695)	(927,717)	(18,061,053)
Class R6	(512,294)	(10,384,411)	1,647,174	31,900,381
	(18,067,968)	$(359,774,201)	(45,724,145)	$(873,692,573)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $12,345 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		82,914,516	279,097,942	(348,840,922)	13,171,536

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10,042)	$669	$—	$366,918	$13,170,219

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.